UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds,
              Inc.
              Master SmallCap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Small Cap Index Fund

                                        Merrill Lynch Index Funds, Inc.

Semi-Annual Report
June 30, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Small Cap Index Fund

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Richard J. Vella, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor -- MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


2         MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

A Letter From the President

Dear Shareholder

As we ended the current period, all eyes were on the Federal Reserve Board (the
Fed). In a much-anticipated move, the Fed raised the Federal Funds rate on June 30 for the first time in four years, bringing the target rate to 1.25%, up from a 45-year low of 1%. The 25 basis point (.25%) increase was the first, but is not expected to be the last, this year as the Fed moves to "normalize" interest rates in the face of increasing inflation. The Fed has reiterated its intention to take a "measured" approach to interest rate increases in an effort to avoid upsetting the economy or the financial markets. Still, in its very deliberate wording, the Fed has stated that it may move more aggressively if inflation and economic growth indicate the need.

In any case, interest rates are likely to remain low by historical standards for some time, particularly if the Fed does maintain its commitment to a gradual tightening. To provide some perspective, the Federal Funds rate was at 6.5% before the current easing cycle began in 2001 and had reached double-digits in the late 1970s and early 1980s.

Although rising interest rates generally cause concern for equity investors, the markets continue to find support in impressive corporate earnings and a strong economy. Equity markets produced positive results for the most recent six-month and 12-month reporting periods. As measured by the Standard & Poor's 500 Index, the U.S. stock market returned +3.44% for the six-month period and +19.11% for the 12-month period ended June 30, 2004. Small cap stocks outperformed the broader market with the Russell 2000 Index returning +6.76% and +33.37% for the six months and year ended June 30, 2004, respectively.

June month-end also brought the transfer of power in Iraq. Like the Fed tightening, this was a pivotal event. However, the outcome and the market repercussions are less easy to predict. We do know that markets will always fluctuate and that there are many uncertainties -- including the possibility of geopolitical events -- that can translate into negative market movements. Still, the U.S. economy is much stronger today than it was just one year ago. With this in mind, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, you should consult with your financial advisor, who can help you assess the market and economic environment and then develop a strategy most suitable for your circumstances and financial goals.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Director/Trustee


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004              3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      Equity markets are expected to outperform cash and bonds for the rest of the year, supported by positive corporate earnings and revenue growth along with growth in economic activity.

How did the Fund perform during the period?

For the six-month period ended June 30, 2004, Merrill Lynch Small Cap Index Fund's Class A and Class I Shares had total returns of +6.22% and +6.38%, respectively. For the same period, the Fund's benchmark, the Russell 2000 Index, returned +6.76%. (Complete performance information can be found on page 6 of this report to shareholders.)

The Fund met its objective of closely tracking the performance of the Russell 2000 Index, a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization U.S. companies in a range of businesses. As the value of the Russell 2000 Index fluctuated during the past six months, the Fund's performance generally tracked that of the Index. Throughout the period, as changes were made to the composition of the Russell 2000 Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

As an index fund, the portfolio mirrors the composition of the Russell 2000 Index, a common measure of U.S. market performance for small cap stocks. What developments affected the market for small cap stocks during the period?

The past six months brought flat-to-slightly positive returns for global equity markets, a trend that was influenced mainly by investor indecision. This behavior stemmed from continued political tension in the United States, violence in Iraq, record-high oil prices and improving economic data throughout the period. A shift in investor favor from lower-quality, lower-price and higher-beta (riskier) securities to higher-quality, higher-capitalization and lower-beta stocks took place at the end of the first quarter and grew stronger in the second quarter.

The six months ended with the Federal Reserve Board (the Fed) raising short-term interest rates .25%, a less significant increase than some had anticipated. With this news, along with higher-than-expected gross domestic product (GDP) growth, the period ended with equity markets on the rise.

On June 30, 2004, the S&P 500 Index closed at 1,140.84 with a price return of +2.60%. The Dow Jones Industrial Average closed at 10,435.48 with a price return of -.18%, while the Nasdaq Composite Index returned +2.22% with a closing level of 2,047.79 -- indicating that technology stocks underperformed the broader market over the past six months. European markets delivered comparable gains, with the Financial Times Stock Exchange 100 Index closing at 4,464.10, representing a return of -.29% in sterling. In the meantime, the Morgan Stanley Capital International World Index price return was up 2.53% in U.S. dollar terms, with a closing level of 1,062.51 at June 30, 2004.

As the returns indicate, small cap stocks (as measured by the Russell 2000 Index) outperformed the broader market during the period. Within the small cap universe, the value style of investing outperformed the growth style for the period, with the Russell 2000 Value Index returning +7.83% and the Russell 2000 Growth Index returning +5.68%.

Turning to sector performance, 11 of the 12 sectors in the Russell 2000 Index posted positive returns for the period. The top-performing sector was "other energy," which consists of energy-related businesses, excluding integrated oils. The sector gained 25.14% during the past six months and was followed closely by integrated oils and "other" (a category that includes many conglomerates), which returned +22.68% and +19.29%, respectively. Technology, financial services and utilities were the worst-performing sectors in the Index during the past six months, with respective returns of -4.94%, +4.61% and +5.13%.


4         MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

How would you characterize market conditions at the close of the period?

As the November presidential election nears, we expect that politics will continue to spur market uncertainty in the United States, as will the Fed's monetary policy. Politics also will be a primary driver of market performance overseas, as June brought the transfer of power in Iraq and parliamentary elections in the European Union and Canada. While the euro has gradually lost ground this year, returning -3.54% in the first half of 2004, the Asian economy appears to be gaining strength. Since year-end 2003, the Japanese yen was up 1.81% compared to the U.S. dollar.

Equity markets are expected to outperform cash and bonds for the rest of the year, supported by positive corporate earnings and revenue growth along with GDP growth, which is projected to reach five-year highs. Against this backdrop, we expect the portfolio to continue to meet its objective of tracking the performance of the Russell 2000 Index for the remainder of 2004.

Richard J. Vella
Vice President and Portfolio Manager

July 12, 2004


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004              5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund is subject to a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                               6-Month         12-Month    Since Inception
As of June 30, 2004                         Total Return     Total Return    Total Return
==========================================================================================
ML Small Cap Index Fund Class A Shares*         +6.22%          +32.00%         +79.36%
------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class I Shares*         +6.38           +32.33          +82.61
------------------------------------------------------------------------------------------
Russell 2000(R)Index**                          +6.76           +33.37          +87.10
------------------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.

      Russell 2000 is a registered trademark of the Frank Russell Companies.

Average Annual Total Return

Class A Shares                                                           Return
================================================================================
One Year Ended 6/30/04                                                   +32.00%
--------------------------------------------------------------------------------
Five Years Ended 6/30/04                                                 + 6.18
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/04                                      + 8.42
--------------------------------------------------------------------------------

Class I Shares                                                           Return
================================================================================
One Year Ended 6/30/04                                                   +32.33%
--------------------------------------------------------------------------------
Five Years Ended 6/30/04                                                 + 6.43
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/04                                      + 8.69
--------------------------------------------------------------------------------


6         MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Statement of Assets and Liabilities           Merrill Lynch Small Cap Index Fund

As of June 30, 2004
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Small Cap Index Series, at value
                        (identified cost--$98,025,366) ...................................                     $ 113,549,959
                       Prepaid expenses and other assets .................................                            23,357
                                                                                                               -------------
                       Total assets ......................................................                       113,573,316
                                                                                                               -------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ....................................................    $      12,069
                          Administrator ..................................................            4,454           16,523
                                                                                              -------------
                       Accrued expenses ..................................................                            34,038
                                                                                                               -------------
                       Total liabilities .................................................                            50,561
                                                                                                               -------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets ........................................................                     $ 113,522,755
                                                                                                               =============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ................................................                     $         433
                       Class I Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ................................................                               453
                       Paid-in capital in excess of par ..................................                       101,846,754
                       Undistributed investment income--net ..............................    $     147,006
                       Accumulated realized capital losses on investments allocated
                        from the Series--net .............................................       (3,996,484)
                       Unrealized appreciation on investments allocated from the
                        Series--net ......................................................       15,524,593
                                                                                              -------------
                       Total accumulated earnings--net ...................................                        11,675,115
                                                                                                               -------------
                       Net Assets ........................................................                     $ 113,522,755
                                                                                                               =============
============================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $55,432,424 and 4,325,679
                        shares outstanding ...............................................                     $       12.81
                                                                                                               =============
                       Class I--Based on net assets of $58,090,331 and 4,526,359
                        shares outstanding ...............................................                     $       12.83
                                                                                                               =============

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004              7

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                       Merrill Lynch Small Cap Index Fund

For the Six Months Ended June 30, 2004
============================================================================================================================
Investment Income Allocated from the Series--Net
----------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Series:
                          Dividends (net of $199 foreign withholding tax) ................                     $     443,257
                          Interest (including $30,811 from affiliates) ...................                            30,894
                          Securities lending--net ........................................                            11,712
                          Expenses (net of $929 reimbursement) ...........................                           (42,292)
                                                                                                               -------------
                       Net investment income allocated from the Series ...................                           443,571
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Administration fees ...............................................    $     157,709
                       Account maintenance fees--Class A .................................           66,628
                       Printing and shareholder reports ..................................           45,689
                       Transfer agent fees ...............................................           34,501
                       Registration fees .................................................           15,584
                       Professional fees .................................................            1,539
                       Directors' fees and expenses ......................................              897
                       Other .............................................................            5,190
                                                                                              -------------
                       Total expenses before waiver ......................................          327,737
                       Waiver of expenses ................................................           (1,480)
                                                                                              -------------
                       Total expenses after waiver .......................................                           326,257
                                                                                                               -------------
                       Investment income--net ............................................                           117,314
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Gain Allocated from the Series--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments allocated from the Series--net .......                         4,390,006
                       Change in unrealized appreciation on investments allocated
                        from the Series--net .............................................                         2,016,995
                                                                                                               -------------
                       Total realized and unrealized gain allocated from the Series--net .                         6,407,001
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations ..............                     $   6,524,315
                                                                                                               =============

      See Notes to Financial Statements.


8         MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Statements of Changes in Net Assets           Merrill Lynch Small Cap Index Fund

                                                                                                For the Six       For the
                                                                                               Months Ended      Year Ended
                                                                                                 June 30,       December 31,
Increase (Decrease) in Net Assets:                                                                 2004             2003
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $     117,314    $     370,316
                       Realized gain (loss) on investments allocated from the Series--net         4,390,006         (429,263)
                       Change in unrealized appreciation on investments allocated from
                        the Series--net ..................................................        2,016,995       29,599,592
                                                                                              ------------------------------
                       Net increase in net assets resulting from operations ..............        6,524,315       29,540,645
                                                                                              ------------------------------
============================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ........................................................               --         (123,152)
                          Class I ........................................................               --         (232,260)
                                                                                              ------------------------------
                       Net decrease in net assets resulting from dividends to shareholders               --         (355,412)
                                                                                              ------------------------------
============================================================================================================================
Capital Share Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions         5,524,861        7,042,747
                                                                                              ------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ......................................       12,049,176       36,227,980
                       Beginning of period ...............................................      101,473,579       65,245,599
                                                                                              ------------------------------
                       End of period* ....................................................    $ 113,522,755    $ 101,473,579
                                                                                              ==============================
                          * Undistributed investment income--net .........................    $     147,006    $      29,692
                                                                                              ==============================

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004              9

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                          Merrill Lynch Small Cap Index Fund

                                                                                          Class A
                                                             --------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six                    For the Year Ended
from information provided in the financial statements.       Months Ended                      December 31,**
                                                               June 30,     -----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004         2003           2002          2001           2000
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of
                        period ...........................   $  12.06       $   8.29       $  10.53       $  10.45       $  11.77
                                                             --------------------------------------------------------------------
                       Investment income--net ............        .01@@          .04@@          .05@@          .08@@          .14
                       Realized and unrealized gain (loss)
                        on investments allocated from the
                        Series--net ......................        .74           3.76          (2.23)           .08           (.43)
                                                             --------------------------------------------------------------------
                       Total from investment operations ..        .75           3.80          (2.18)           .16           (.29)
                                                             --------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net .........         --           (.03)          (.06)          (.08)          (.14)
                          In excess of investment
                           income--net ...................         --             --             --             --             --@
                          Realized gain on investments
                           allocated from the Series--net          --             --             --             --           (.76)
                          In excess of realized gain on
                           investments allocated from the
                           Series--net ...................         --             --             --             --           (.13)
                                                             --------------------------------------------------------------------
                       Total dividends and distributions .         --           (.03)          (.06)          (.08)         (1.03)
                                                             --------------------------------------------------------------------
                       Net asset value, end of period ....   $  12.81       $  12.06       $   8.29       $  10.53       $  10.45
                                                             ====================================================================
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share        6.22%+        45.85%        (20.75%)         1.57%         (2.56%)
                                                             ====================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ .........        .80%*          .85%           .75%           .75%           .74%
                                                             ====================================================================
                       Expenses++ ........................        .81%*          .88%           .89%           .88%           .85%
                                                             ====================================================================
                       Investment income--net ............        .09%*          .36%           .56%           .78%          1.26%
                                                             ====================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ...................   $ 55,432       $ 50,280       $ 34,308       $ 44,505       $ 64,056
                                                             ====================================================================
                       Portfolio turnover of the Series ..      28.89%         28.57%         39.00%         48.50%         50.51%
                                                             ====================================================================

*     Annualized.
**    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
+     Aggregate total investment return.
++    Includes the Fund's share of the Series' allocated expenses.
@     Amount is less than $(.01) per share.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


10        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Financial Highlights (concluded)              Merrill Lynch Small Cap Index Fund

                                                                                            Class I
                                                             --------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six                     For the Year Ended
from information provided in the financial statements.       Months Ended                      December 31,**
                                                               June 30,     -----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004          2003          2002           2001           2000
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of
                        period ...........................   $  12.06       $   8.28       $  10.53       $  10.45       $  11.78
                                                             --------------------------------------------------------------------
                       Investment income--net ............        .02@@          .06@@          .08@@          .10@@          .16
                       Realized and unrealized gain (loss)
                        on investments allocated from the
                        Series--net ......................        .75           3.77          (2.25)           .10           (.43)
                                                             --------------------------------------------------------------------
                       Total from investment operations ..        .77           3.83          (2.17)           .20           (.27)
                                                             --------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net .........         --           (.05)          (.08)          (.12)          (.17)
                          In excess of investment
                           income--net ...................         --             --             --             --             --@
                          Realized gain on investments
                           allocated from the Series--net          --             --             --             --           (.76)
                          In excess of realized gain on
                           investments allocated from the
                           Series--net ...................         --             --             --             --           (.13)
                                                             --------------------------------------------------------------------
                       Total dividends and distributions .         --           (.05)          (.08)          (.12)         (1.06)
                                                             --------------------------------------------------------------------
                       Net asset value, end of period ....   $  12.83       $  12.06       $   8.28       $  10.53       $  10.45
                                                             ====================================================================
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share        6.38%+        46.32%        (20.61%)         1.88%         (2.41%)
                                                             ====================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ .........        .55%*          .60%           .50%           .50%           .49%
                                                             ====================================================================
                       Expenses++ ........................        .56%*          .63%           .64%           .63%           .60%
                                                             ====================================================================
                       Investment income--net ............        .34%*          .61%           .82%          1.02%          1.51%
                                                             ====================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ...................   $ 58,090       $ 51,194       $ 30,938       $ 36,317       $ 35,544
                                                             ====================================================================
                       Portfolio turnover of the Series ..      28.89%         28.57%         39.00%         48.50%         50.51%
                                                             ====================================================================

*     Annualized.
**    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
+     Aggregate total investment return.
++    Includes the Fund's share of the Series' allocated expenses.
@     Amount is less than $(.01) per share.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             11

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                 Merrill Lynch Small Cap Index Fund

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2004 was 31.8%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2004, MLIM earned fees of $157,709, of which $1,480 were waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class A Shares.


12        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Notes to Financial Statements (concluded)     Merrill Lynch Small Cap Index Fund

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $5,524,861 and $7,042,747 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           814,595       $ 10,201,174
Shares redeemed ..........................          (657,576)        (8,241,009)
                                                  -----------------------------
Net increase .............................           157,019       $  1,960,165
                                                  =============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           992,110       $ 10,414,593
Shares issued to shareholders in
   reinvestment of dividends .............             8,807            103,032
                                                  -----------------------------
Total issued .............................         1,000,917         10,517,625
Shares redeemed ..........................          (972,744)        (9,346,209)
                                                  -----------------------------
Net increase .............................            28,173       $  1,171,416
                                                  =============================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended June 30, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,367,484       $ 17,175,964
Shares redeemed ..........................        (1,084,691)       (13,611,268)
                                                  -----------------------------
Net increase .............................           282,793       $  3,564,696
                                                  =============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,446,233       $ 25,029,944
Shares issued to shareholders in
   reinvestment of dividends .............            18,182            213,822
                                                  -----------------------------
Total issued .............................         2,464,415         25,243,766
Shares redeemed ..........................        (1,955,829)       (19,372,435)
                                                  -----------------------------
Net increase .............................           508,586       $  5,871,331
                                                  =============================

Effective June 30, 2004, the Fund began charging a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Capital Loss Carryforward:

On December 31, 2003, the Fund had a net capital loss carryforward of $6,515,602, of which $2,530,472 expires in 2009 and $3,985,130 expires in 2010.
This amount will be available to offset like amounts of any future taxable gains.

5. Subsequent Event:

The Fund paid the following ordinary income dividend on July 27, 2004 to shareholders of record on July 21, 2004.

--------------------------------------------------------------------------------
                                                                       Per Share
Class                                                                   Amount
--------------------------------------------------------------------------------
Class A ............................................                   $0.003335
Class I ............................................                   $0.003362
--------------------------------------------------------------------------------


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             13

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                            Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Advertising Agencies--0.6%               3,400    +24/7 Real Media, Inc.                                 $     18,768
                                        10,535     ADVO Systems, Inc.                                         346,812
                                        16,500    +aQuantive, Inc.                                            163,020
                                        15,600    +Catalina Marketing Corporation                             285,324
                                           248     Grey Global Group Inc.                                     244,280
                                         7,433    +R.H. Donnelley Corporation                                 325,119
                                        16,100    +Valassis Communications, Inc.                              490,567
                                        27,100    +ValueClick, Inc.                                           324,658
                                         7,200    +Ventiv Health, Inc.                                        111,456
                                                                                                         ------------
                                                                                                            2,310,004
---------------------------------------------------------------------------------------------------------------------
Aerospace--0.4%                          6,434     Curtiss-Wright Corporation                                 361,526
                                         2,400    +Ducommun Incorporated                                       51,312
                                         6,426     HEICO Corporation (Class A)                                117,275
                                         1,700    +MTC Technologies, Inc.                                      43,894
                                         9,209    +Moog Inc. (Class A)                                        341,746
                                        16,335    +Orbital Sciences Corporation                               225,586
                                        12,334    +Teledyne Technologies Incorporated                         246,927
                                         5,000     United Industrial Corporation                              116,750
                                                                                                         ------------
                                                                                                            1,505,016
---------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching--0.1%    1,200     Alico, Inc.                                                 48,180
                                        13,978     Delta and Pine Land Company                                306,817
                                                                                                         ------------
                                                                                                              354,997
---------------------------------------------------------------------------------------------------------------------
Air Transport--0.9%                     12,168    +AAR Corp.                                                  138,107
                                        27,620    +AirTran Holdings, Inc.                                     390,547
                                         8,899    +Alaska Air Group, Inc.                                     212,419
                                        11,600    +America West Holdings Corporation (Class B)                105,328
                                        15,023    +Atlantic Coast Airlines Holdings, Inc.                      86,232
                                         7,800    +Aviall, Inc.                                               148,278
                                        22,100    +Continental Airlines, Inc. (Class B)                       251,277
                                        38,500     Delta Air Lines, Inc.                                      274,120
                                        12,995    +EGL, Inc.                                                  345,667
                                         9,600    +ExpressJet Holdings, Inc.                                  116,544
                                        11,755    +Frontier Airlines, Inc.                                    127,894
                                        10,556    +Mesa Air Group, Inc.                                        85,398
                                        22,400    +Northwest Airlines Corporation                             249,088
                                         7,785    +Offshore Logistics, Inc.                                   218,914
                                         4,400    +Pinnacle Airlines Corp.                                     49,720
                                        21,300     SkyWest, Inc.                                              370,833
                                                                                                         ------------
                                                                                                            3,170,366
---------------------------------------------------------------------------------------------------------------------
Aluminum--0.1%                           5,502    +Century Aluminum Company                                   136,395
                                         6,300    +IMCO Recycling Inc.                                         83,286
                                                                                                         ------------
                                                                                                              219,681
---------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market--0.2%           1,843    +Aftermarket Technology Corp.                                30,410
                                         5,000    +Keystone Automotive Industries, Inc.                       139,450
                                         3,200    +Sports Resorts International, Inc.                          12,160
                                         3,300     Standard Motor Products, Inc.                               48,609
                                         7,399     Superior Industries International, Inc.                    247,497
                                         6,600    +TBC Corporation                                            157,080
                                                                                                         ------------
                                                                                                              635,206
---------------------------------------------------------------------------------------------------------------------


14        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Auto Parts: Original Equipment--0.5%    21,500     ArvinMeritor, Inc.                                    $    420,755
                                        12,678    +Collins & Aikman Corporation                                70,870
                                        10,700    +Hayes Lemmerz International, Inc.                          161,570
                                         2,900     Noble International, Ltd.                                   71,833
                                         2,273     Sauer-Danfoss, Inc.                                         38,800
                                         3,787    +Stoneridge, Inc.                                            64,379
                                           800    +Strattec Security Corporation                               54,744
                                        13,900    +Tenneco Automotive Inc.                                    183,897
                                        17,771    +Tower Automotive, Inc.                                      64,686
                                        42,900     Visteon Corporation                                        500,643
                                                                                                         ------------
                                                                                                            1,632,177
---------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts--0.2%                2,600    +A.S.V., Inc.                                                81,406
                                         8,194     Modine Manufacturing Co.                                   260,979
                                         9,545    +Wabash National Corporation                                262,965
                                                                                                         ------------
                                                                                                              605,350
---------------------------------------------------------------------------------------------------------------------
Banks--New York City--0.0%                 500    +Signature Bank                                              11,880
---------------------------------------------------------------------------------------------------------------------
Banks--Outside New York City--7.3%       3,940     1st Source Corporation                                      98,421
                                         3,100     ABC Bancorp                                                 63,054
                                         8,318     AMCORE Financial, Inc.                                     250,871
                                         3,621     Alabama National BanCorporation                            200,857
                                         5,450    +AmericanWest Bancorporation                                104,368
                                         2,647     Arrow Financial Corporation                                 80,601
                                         1,045     BancFirst Corporation                                       62,439
                                        24,000     BancorpSouth, Inc.                                         540,720
                                         1,200     BancTrust Financial Group, Inc.                             20,964
                                         4,000    +The Bankcorp Bank                                           70,840
                                         4,086     Bank of Granite Corp.                                       85,438
                                         3,000     Bank of the Ozarks, Inc.                                    69,900
                                         3,313     Banner Corporation                                          96,276
                                        10,493     Boston Private Financial Holdings, Inc.                    243,018
                                         2,300     Bryn Mawr Bank Corporation                                  52,325
                                         1,450     CB Bancshares, Inc.                                        135,140
                                        12,128     CVB Financial Corp.                                        264,148
                                         1,600     Camden National Corporation                                 52,912
                                         2,577     Capital City Bank Group, Inc.                              102,023
                                         1,700    +Capital Corp of the West                                    66,028
                                           300    +Capital Crossing Bank                                       16,749
                                         2,300     Capitol Bancorp Ltd.                                        59,823
                                         5,500     Cascade Bancorp                                            100,980
                                         7,222     Cathay Bancorp, Inc.                                       481,707
                                         3,200     Center Financial Corporation                                48,480
                                         2,886    +Central Coast Bancorp                                       52,814
                                         5,038     Central Pacific Financial Corp.                            138,545
                                         2,200     Century Bancorp, Inc. (Class A)                             72,358
                                         7,951     Chemical Financial Corporation                             293,312
                                        12,226     Chittenden Corporation                                     429,744
                                        15,500     Citizens Banking Corporation                               481,275
                                         6,593     City Holding Company                                       208,207
                                         2,299     CityBank                                                    73,637
                                         1,800     Clifton Savings Bancorp, Inc.                               21,258
                                         4,126     CoBiz Inc.                                                  57,063
                                         1,900     Columbia Bancorp                                            55,518
                                         6,241     Columbia Banking System, Inc.                              138,550
                                         8,300     Community Bank System, Inc.                                189,157
                                         3,177     Community Banks, Inc.                                       93,308
                                        13,240     Community First Bankshares, Inc.                           426,196
                                         3,567     Community Trust Bancorp, Inc.                              108,794
                                         5,152     Corus Bankshares, Inc.                                     211,799
                                        17,796     East West Bancorp, Inc.                                    546,337
                                         1,900     FNB Corporation                                             54,758


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             15

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Banks--Outside New York City             1,885     Farmers Capital Bank Corporation                      $     67,106
(continued)                                  1     Fifth Third Bancorp                                             53
                                         1,700     Financial Institutions, Inc.                                41,990
                                         2,024     First Bancorp                                               67,662
                                         2,676     First Busey Corporation                                     78,246
                                         9,523     First Charter Corporation                                  207,506
                                         2,047     First Citizens BancShares, Inc. (Class A)                  249,734
                                        21,440     First Commonwealth Financial Corporation                   278,077
                                         4,400     First Community Bancorp                                    169,136
                                         2,894     First Community Bancshares, Inc.                            96,949
                                        10,087     First Financial Bancorp                                    178,742
                                         4,165     First Financial Bankshares, Inc.                           174,638
                                         4,444     First Financial Corporation                                141,764
                                         5,546     First Merchants Corporation                                143,919
                                        14,500     First Midwest Bancorp, Inc.                                510,545
                                         1,150     First Oak Brook Bancshares, Inc.                            34,845
                                           600     The First of Long Island Corporation                        27,468
                                         3,600     First State Bancorporation                                 110,592
                                        10,500     Firstbank Corp.                                            427,875
                                         4,900    +Franklin Bank Corporation                                   77,518
                                         4,741     Frontier Financial Corporation                             165,651
                                         1,000     GB&T Bancshares, Inc.                                       23,900
                                         2,035     German American Bancorp                                     34,188
                                         7,075     Glacier Bancorp, Inc.                                      199,303
                                        15,422     Gold Banc Corporation                                      239,041
                                        18,200     Greater Bay Bancorp                                        525,980
                                         9,054     Hancock Holding Company                                    263,109
                                         4,152     Hanmi Financial Corporation                                122,484
                                         8,248     Harleysville National Corporation                          211,149
                                         3,000     Heartland Financial USA, Inc.                               55,050
                                         6,880     Humboldt Bancorp                                           143,861
                                         4,845     Independent Bank Corp. (Massachusetts)                     140,263
                                         7,281     Independent Bank Corporation (Michigan)                    184,937
                                         5,074     Integra Bank Corporation                                   111,780
                                         3,400     Interchange Financial Services Corporation                  84,592
                                         3,996     International Bancshares Corporation                       162,038
                                         5,848     Irwin Financial Corporation                                154,387
                                         3,998     Lakeland Bancorp, Inc.                                      64,528
                                         1,700     Lakeland Financial Corporation                              56,950
                                         5,950     MB Financial, Inc.                                         219,020
                                         3,477     MBT Financial Corp.                                         63,351
                                         2,677     Macatawa Bank Corporation                                   73,591
                                         4,256     Main Street Banks, Inc.                                    119,594
                                         3,016     MainSource Financial Group, Inc.                            61,225
                                         2,380     Mercantile Bank Corporation                                 86,751
                                             1     Mercantile Bankshares Corporation                               47
                                         7,950     Mid-State Bancshares                                       186,905
                                         3,580     Midwest Banc Holdings, Inc.                                 79,834
                                         2,129     NBC Capital Corporation                                     57,462
                                        10,913     NBT Bancorp Inc.                                           243,796
                                         7,900     Nara Bancorp, Inc.                                         135,327
                                         7,330     National Penn Bancshares, Inc.                             217,994
                                         2,188     Old Second Bancorp, Inc.                                   115,417
                                         2,541     Omega Financial Corporation                                 87,487
                                         5,653     Oriental Financial Group Inc.                              153,027
                                        15,063     Pacific Capital Bancorp                                    423,713
                                         4,300     Park National Corporation                                  549,153
                                         2,180     Peapack-Gladstone Financial Corporation                     70,022
                                         1,761     PennRock Financial Services Corp.                           53,182
                                         4,910     Peoples Bancorp Inc.                                       130,557
                                         2,432     The Peoples Holding Company                                 84,050


16        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Banks--Outside New York City             5,800    +Piper Jaffray Companies, Inc.                         $    262,334
(concluded)                              6,696     PrivateBancorp, Inc.                                       183,872
                                         5,200     Prosperity Bancshares, Inc.                                126,620
                                        12,024     Provident Bancshares Corporation                           346,772
                                        10,311     R & G Financial Corporation (Class B)                      340,882
                                        21,190     Republic Bancorp Inc.                                      294,541
                                         2,684     Republic Bancorp, Inc. (Class A)                            54,190
                                         6,701     Riggs National Corporation                                 141,525
                                         1,416     Royal Bancshares of Pennsylvania, Inc.                      35,117
                                         2,330     SCBT Financial Corporation                                  70,250
                                         7,863     S&T Bancorp, Inc.                                          251,459
                                         2,800     S.Y. Bancorp, Inc.                                          65,548
                                         4,814     Sandy Spring Bancorp, Inc.                                 167,287
                                         1,458     Santander BanCorp                                           36,042
                                         3,858     Seacoast Banking Corporation of Florida                     80,748
                                           700     Security Bank Corporation                                   24,325
                                        11,700    +Silicon Valley Bancshares                                  463,905
                                         4,400     Simmons First National Corporation (Class A)               114,532
                                           900     Smithtown Bancorp, Inc.                                     36,189
                                         2,000     Southern Community Financial Corporation                    20,880
                                         2,985     Southside Bancshares, Inc.                                  62,685
                                         5,400     Southwest Bancorp, Inc.                                     98,550
                                        12,152     Southwest Bancorporation of Texas, Inc.                    536,146
                                         2,168     State Bancorp, Inc.                                         52,970
                                         1,800     State Financial Services Corporation                        53,388
                                        16,576     Sterling Bancshares, Inc.                                  235,213
                                         7,162     Sterling Financial Corporation                             186,427
                                         3,600     Suffolk Bancorp                                            117,360
                                         3,688    +Sun Bancorp, Inc. (New Jersey)                              78,407
                                        15,216     Susquehanna Bancshares, Inc.                               382,841
                                           200     Taylor Capital Group, Inc.                                   4,350
                                         5,300    +Texas Capital Bancshares, Inc.                              87,980
                                         9,784     Texas Regional Bancshares, Inc. (Class A)                  449,183
                                         2,620     Tompkins Trustco, Inc.                                     124,450
                                         3,700     TriCo Bancshares                                            69,930
                                        24,661     TrustCo Bank Corp NY                                       323,059
                                        14,400     Trustmark Corporation                                      416,448
                                         4,976     UMB Financial Corporation                                  256,861
                                         3,648     U.S.B. Holding Co., Inc.                                    83,612
                                        11,170     Umpqua Holdings Corporation                                234,458
                                         2,400     Union Bankshares Corporation                                75,840
                                        11,300     United Bankshares, Inc.                                    367,250
                                         9,000     United Community Banks, Inc.                               226,620
                                         1,900     Univest Corporation of Pennsylvania                         96,900
                                         7,219     Unizan Financial Corp.                                     188,416
                                         2,800    +Virginia Commerce Bancorp, Inc.                             82,628
                                         2,300     Virginia Financial Group, Inc.                              79,005
                                         4,400     Washington Trust Bancorp, Inc.                             114,268
                                         6,363     WesBanco, Inc.                                             185,354
                                         9,900     Westamerica Bancorporation                                 519,255
                                         3,800     West Bancorporation                                         66,462
                                         4,700     West Coast Bancorp                                         100,768
                                         2,120    +Western Sierra Bancorp                                      65,656
                                         3,300    +Wilshire State Bank                                         80,916
                                         7,400     Wintrust Financial Corporation                             373,774
                                         4,200     Yardville National Bancorp                                 105,000
                                                                                                         ------------
                                                                                                           25,959,221
---------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)--0.1%       2,500    +The Boston Beer Company, Inc. (Class A)                     50,350
                                         4,242    +The Robert Mondavi Corporation (Class A)                   157,039
                                                                                                         ------------
                                                                                                              207,389
---------------------------------------------------------------------------------------------------------------------


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             17

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Beverage: Soft Drinks--0.1%                987     Coca-Cola Bottling Co. Consolidated                   $     57,137
                                         1,710     Farmer Brothers Co.                                         45,879
                                         2,100    +Hansen Natural Corporation                                  52,857
                                         2,390     National Beverage Corp.                                     23,733
                                         3,900    +Peets Coffee & Tea Inc.                                     97,461
                                                                                                         ------------
                                                                                                              277,067
---------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                 3,600    +ABIOMED, Inc.                                               45,288
Production--2.5%                        18,019    +ARIAD Pharmaceuticals, Inc.                                134,962
                                        24,600    +AVANT Immunotherapeutics, Inc.                              65,436
                                        28,500    +Abgenix, Inc.                                              334,020
                                         8,285    +Accelry's Inc.                                              81,690
                                         5,600    +Aksys, Ltd.                                                 32,648
                                         9,787    +Albany Molecular Research, Inc.                            126,546
                                         7,280    +Alexion Pharmaceuticals, Inc.                              135,408
                                        10,713    +Antigenics Inc.                                             91,703
                                        24,200    +Applera Corporation--Celera Genomics Group                 278,542
                                         5,800    +Array BioPharma Inc.                                        46,110
                                         8,020    +ArthroCare Corporation                                     233,222
                                        20,300    +Axonyx Inc.                                                105,357
                                           900    +Barrier Therapeutics Inc.                                   12,618
                                         4,200    +Bioenvision, Inc.                                           36,792
                                         3,400    +CancerVax Corporation                                       25,874
                                        14,824    +Cell Genesys, Inc.                                         154,021
                                        16,731    +Cell Therapeutics, Inc.                                    123,307
                                         7,700    +Ciphergen Biosystems, Inc.                                  56,364
                                        18,557    +Corixa Corporation                                          86,661
                                        14,967    +Cubist Pharmaceuticals, Inc.                               166,134
                                        13,600    +CuraGen Corporation                                         81,736
                                         9,700    +Curis, Inc.                                                 42,874
                                         8,300    +Cypress Bioscience, Inc.                                   113,046
                                         1,300    +Cytokinetics, Incorporated                                  19,305
                                         5,500    +DOV Pharmaceutical, Inc.                                    76,780
                                        15,900    +deCODE GENETICS, INC.                                      135,150
                                         4,424    +Digene Corporation                                         161,609
                                        14,700    +Discovery Laboratories, Inc.                               140,973
                                         7,878    +Diversa Corporation                                         79,804
                                        10,200    +Dyax Corp.                                                 119,850
                                        17,496    +Encysive Pharmaceuticals Inc.                              148,716
                                        15,100    +Enzon, Inc.                                                192,676
                                        19,518    +Exelixis, Inc.                                             196,937
                                         1,900    +Genencor International Inc.                                 31,103
                                        27,097    +Genta Incorporated                                          67,743
                                        16,129    +Geron Corporation                                          130,484
                                        40,900    +Human Genome Sciences, Inc.                                475,667
                                        14,209    +Immunomedics, Inc.                                          69,198
                                        22,924    +Incyte Genomics, Inc.                                      175,139
                                        11,200    +Inkine Pharmaceutical Company, Inc.                         43,456
                                         7,100    +Integra LifeSciences Holdings                              250,417
                                         9,514    +InterMune Inc.                                             146,706
                                         9,300    +Isolagen Inc.                                               95,604
                                         3,900    +Kensey Nash Corporation                                    134,550
                                         5,600    +Keryx Biopharmaceuticals, Inc.                              70,896
                                         5,700    +Kosan Biosciences, Inc.                                     45,030
                                        18,605    +Lexicon Genetics Incorporated                              145,863
                                           300    +Marshall Edwards Inc.                                        2,259
                                        11,400    +Maxim Pharmaceuticals, Inc.                                110,010
                                         7,301    +Maxygen Inc.                                                77,172
                                         2,300    +Myogen, Inc.                                                17,848
                                         9,400    +Myriad Genetics, Inc.                                      140,248
                                        11,423    +NPS Pharmaceuticals, Inc.                                  239,883
                                        19,054    +Nabi Biopharmaceuticals                                    270,948


18        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Biotechnology Research &                14,400    +Nanogen, Inc.                                         $     96,768
Production (concluded)                   5,600    +Neurogen Corporation                                        41,888
                                         7,900    +Northfield Laboratories Inc.                               112,654
                                        11,200    +Nuvelo, Inc.                                               107,744
                                        16,200    +Oscient Pharmaceutical Corporation                          82,782
                                        13,000    +Palatin Technologies, Inc.                                  54,730
                                        40,555    +Peregrine Pharmaceuticals, Inc.                             58,805
                                        24,200    +Pharmos Corporation                                         97,526
                                         3,900    +Progenics Pharmaceuticals, Inc.                             65,676
                                         7,700    +Regeneration Technologies, Inc.                             82,621
                                         2,178    +Rigel Pharmaceuticals, Inc.                                 30,949
                                         7,800    +Seattle Genetics, Inc.                                      54,834
                                         9,372    +Serologicals Corporation                                   187,346
                                         8,245    +Tanox, Inc.                                                157,232
                                        15,432    +Telik, Inc.                                                368,362
                                         4,800    +Third Wave Technologies                                     21,552
                                        10,940    +Transkaryotic Therapies, Inc.                              163,662
                                         5,638    +Trimeris, Inc.                                              81,356
                                         6,500    +VaxGen, Inc.                                                92,040
                                        15,506    +Vicuron Pharmaceuticals Inc.                               194,755
                                        23,100    +Vion Pharmaceuticals, Inc.                                  93,786
                                         5,000    +Zymogenetics, Inc.                                          95,000
                                                                                                         ------------
                                                                                                            8,964,451
---------------------------------------------------------------------------------------------------------------------
Building Materials--0.4%                 2,600     Ameron International Corporation                            88,738
                                         5,100     Building Materials Holding Corporation                      96,543
                                         6,512     LSI industries Inc.                                         74,888
                                         7,468    +NCI Building Systems, Inc.                                 243,083
                                         5,466     Simpson Manufacturing Co., Inc.                            306,752
                                         7,845     Texas Industries, Inc.                                     322,979
                                         3,409    +Trex Company, Inc.                                         128,690
                                         6,165     Watsco, Inc.                                               173,052
                                                                                                         ------------
                                                                                                            1,434,725
---------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning--0.2%        14,635     Lennox International Inc.                                  264,894
                                        13,738     York International Corporation                             564,220
                                                                                                         ------------
                                                                                                              829,114
---------------------------------------------------------------------------------------------------------------------
Building: Cement--0.1%                   6,277    +Eagle Materials Inc.                                       445,793
                                         3,200    +U.S. Concrete, Inc.                                         22,560
                                                                                                         ------------
                                                                                                              468,353
---------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing--0.1%       1,800    +Aaon, Inc.                                                  36,342
                                        24,950    +Jacuzzi Brands, Inc.                                       201,097
                                                                                                         ------------
                                                                                                              237,439
---------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous--0.1%            9,300    +Comfort Systems USA, Inc.                                   59,427
                                         3,100    +Drew Industries Incorporated                               126,170
                                         8,447    +Griffon Corporation                                        188,199
                                                                                                         ------------
                                                                                                              373,796
---------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard--0.1%      6,651     ElkCorp                                                    159,225
                                        12,300    +USG Corporation                                            216,234
                                                                                                         ------------
                                                                                                              375,459
---------------------------------------------------------------------------------------------------------------------
Cable Television Services--0.2%         89,300    +Charter Communications, Inc. (Class A)                     350,056
                                         5,898    +Crown Media Holdings, Inc. (Class A)                        50,251
                                        17,500    +Insight Communications Company, Inc.                       162,050
                                        17,994    +TiVo Inc.                                                  127,577
                                                                                                         ------------
                                                                                                              689,934
---------------------------------------------------------------------------------------------------------------------


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             19

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Casinos & Gambling--0.8%                 4,600    +Ameristar Casinos, Inc.                               $    154,468
                                         7,825    +Argosy Gaming Company                                      294,220
                                        11,491    +Aztar Corporation                                          321,748
                                        10,715     Boyd Gaming Corporation                                    284,698
                                         1,632     Churchill Downs Incorporated                                66,422
                                         3,178     Dover Downs Gaming & Entertainment, Inc.                    35,753
                                         1,400    +Empire Resorts, Inc.                                        19,572
                                         6,175    +Isle of Capri Casinos, Inc.                                107,754
                                         6,700    +Lakes Gaming Inc.                                           77,653
                                         9,000    +MTR Gaming Group, Inc.                                      98,550
                                        17,300    +Magna Entertainment Corp. (Class A)                        102,070
                                         8,700    +Multimedia Games, Inc.                                     233,334
                                        11,764    +Pinnacle Entertainment, Inc.                               148,344
                                        18,400    +Scientific Games Corporation                               352,176
                                         8,400    +Shuffle Master, Inc.                                       305,004
                                         6,412    +WMS Industries Inc.                                        191,078
                                                                                                         ------------
                                                                                                            2,792,844
---------------------------------------------------------------------------------------------------------------------
Chemicals--1.9%                         11,706     A. Schulman, Inc.                                          251,562
                                         6,750     Aceto Corporation                                          118,800
                                        18,500     Airgas, Inc.                                               442,335
                                        11,000     Albemarle Corp.                                            348,150
                                         1,200     American Vanguard Corporation                               40,476
                                         6,456     Arch Chemicals, Inc.                                       186,062
                                         7,400    +Cabot Microelectronics Corporation                         226,514
                                        11,201     Calgon Carbon Corporation                                   75,047
                                         7,385     Cambrex Corporation                                        186,324
                                        37,960     Crompton Corporation                                       239,148
                                        12,100     Cytec Industries Inc.                                      549,945
                                         5,464    +Energy Conversion Devices, Inc.                             61,525
                                         9,200    +Exide Technologies                                         188,140
                                        12,100    +FMC Corporation                                            521,631
                                         9,937     Georgia Gulf Corporation                                   356,341
                                        15,500     Great Lakes Chemical Corporation                           419,430
                                        35,700    +Hercules Incorporated                                      435,183
                                         8,967     MacDermid, Inc.                                            303,533
                                         3,641    +Medis Technologies Ltd.                                     59,057
                                        22,240    +Millennium Chemicals Inc.                                  385,197
                                         2,634     NL Industries, Inc.                                         38,193
                                         4,400    +NewMarket Corporation                                       94,468
                                           900    +NuCo2 Inc.                                                  17,730
                                        10,200    +OM Group, Inc.                                             336,702
                                         3,900     Octel Corp.                                                102,687
                                        10,595    +Omnova Solutions Inc.                                       64,630
                                        30,667    +PolyOne Corporation                                        228,162
                                         2,700     Quaker Chemical Corporation                                 74,574
                                         1,755     Stepan Company                                              45,893
                                         3,600    +Ultralife Batteries, Inc.                                   69,696
                                        15,300    +Valence Technology, Inc.                                    50,643
                                        25,300    +W.R. Grace & Co.                                           156,860
                                                                                                         ------------
                                                                                                            6,674,638
---------------------------------------------------------------------------------------------------------------------
Commercial Information                  11,158    +Arbitron Inc.                                              407,490
Services--0.4%                         124,900    +CMGI Inc.                                                  243,555
                                         8,561    +infoUSA Inc.                                                86,809
                                         5,700    +LECG Corporation                                            98,667
                                        31,600    +LookSmart, Ltd.                                             68,572
                                         1,600    +MarketWatch.com, Inc.                                       18,768
                                         3,100    +Neoforma, Inc.                                              37,634
                                         7,974    +ProQuest Company                                           217,292
                                         6,053    +SOURCECORP, Incorporated                                   166,579
                                                                                                         ------------
                                                                                                            1,345,366


20        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Communications & Media--0.0%            12,800    +Entravision Communications Corporation (Class A)      $     98,304
---------------------------------------------------------------------------------------------------------------------
Communications Technology--2.3%         13,800    +Airspan Networks Inc.                                       76,452
                                         7,522    +Anaren Microwave, Inc.                                     122,909
                                         9,972     Anixter International Inc.                                 339,347
                                       103,700    +Ariba, Inc.                                                205,326
                                        13,500    +Aspect Communications Corporation                          191,700
                                         1,400    +Atheros Communications                                      14,756
                                        19,278    +Avanex Corporation                                          74,991
                                         3,159     Bel Fuse Inc.                                              131,730
                                         5,388     Black Box Corporation                                      254,637
                                        82,100    +Brocade Communications Systems, Inc.                       490,958
                                        18,600    +CSG Systems International, Inc.                            385,020
                                         7,200    +Captaris Inc.                                               46,512
                                         5,100    +Carrier Access Corporation                                  60,792
                                         1,672    +Catapult Communications Corporation                         38,456
                                        18,788    +CommScope, Inc.                                            403,003
                                         5,650    +Comtech Telecommunications Corp.                           127,464
                                       129,500    +Corvis Corporation                                         182,595
                                         5,000    +Digi International Inc.                                     53,600
                                         9,400    +Ditech Communications Corporation                          219,396
                                        44,300    +Eagle Broadband, Inc.                                       43,857
                                         9,313    +Echelon Corporation                                        104,212
                                        69,600    +Enterasys Networks, Inc.                                   146,856
                                        20,200    +Entrust Technologies Inc.                                   90,900
                                        35,800    +Extreme Networks, Inc.                                     197,616
                                        52,100    +Finisar Corporation                                        103,158
                                        10,925    +FreeMarkets, Inc.                                           71,231
                                        25,496    +Harmonic Inc.                                              217,226
                                         5,700    +Inet Technologies, Inc.                                     71,079
                                        16,700    +Infonet Services Corporation (Class B)                      29,225
                                         7,977     Inter-Tel Inc.                                             199,186
                                        11,100    +InterVoice-Brite, Inc.                                     127,317
                                         6,629    +Ixia                                                        65,229
                                         5,400    +j2 Global Communications, Inc.                             150,120
                                         6,100    +KVH Industries, Inc.                                        77,653
                                         4,100    +Marimba, Inc.                                               33,333
                                         6,600    +NETGEAR, Inc.                                               70,884
                                        12,500    +NMS Communications Corporation                              92,250
                                        15,680    +Net2Phone, Inc.                                             71,030
                                         6,400    +Network Equipment Technologies, Inc.                        52,224
                                         7,000    +Novatel Wireless, Inc.                                     185,500
                                        35,419    +Oplink Communications, Inc.                                 68,004
                                         6,083    +Optical Communication Products, Inc.                        14,843
                                         9,400    +Paradyne Networks, Inc.                                     51,700
                                        22,740    +REMEC, Inc.                                                143,717
                                        10,300    +Redback Networks Inc.                                       66,023
                                         8,908    +SeaChange International, Inc.                              150,367
                                        13,588    +Secure Computing Corporation                               158,300
                                        75,200    +Sonus Networks, Inc.                                       359,456
                                         6,110    +Standard Microsystems Corporation                          142,485
                                        27,871    +Stratex Networks, Inc.                                      82,219
                                        57,900    +Sycamore Networks, Inc.                                    244,917
                                         5,620     TALX Corporation                                           137,297
                                        17,900    +Tekelec                                                    325,243
                                        80,300    +Terremark Worldwide, Inc.                                   68,255
                                           400    +TippingPoint Technologies, Inc.                             10,156
                                         2,640    +Ulticom, Inc.                                               30,888
                                        35,500    +Verso Technologies, Inc.                                    60,350
                                         6,901    +ViaSat, Inc.                                               172,180
                                        16,100    +WJ Communications, Inc.                                     56,994
                                        10,031    +WebEx Communications, Inc.                                 218,275


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             21

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Communications Technology               16,300    +Westell Technologies, Inc.                            $     83,130
(concluded)                             14,975    +Zhone Technologies, Inc.                                    57,804
                                                                                                         ------------
                                                                                                            8,322,333
---------------------------------------------------------------------------------------------------------------------
Computer Services Software &            11,300    +@Road, Inc.                                                 86,445
Systems--4.8%                            5,216    +ANSYS, Inc.                                                245,152
                                        14,000    +ActivCard Corp.                                            101,640
                                        11,800    +Actuate Corporation                                         46,610
                                        17,302    +Agile Software Corporation                                 151,393
                                         6,100    +Altiris, Inc.                                              168,421
                                           600    +Ansoft Corporation                                           9,156
                                        11,900    +AnswerThink Consulting Group, Inc.                          68,187
                                         7,900    +Anteon International Corporation                           257,698
                                        21,095    +Ascential Software Corporation                             337,309
                                        12,897    +AsianInfo Holdings, Inc.                                    68,096
                                        16,308    +Aspen Technology, Inc.                                     118,396
                                         7,900    +Authentidate Holding Corp.                                  86,347
                                         3,600    +Blue Coat Systems, Inc.                                    120,564
                                        27,667    +Borland Software Corporation                               234,893
                                        10,016    +CACI International Inc. (Class A)                          405,047
                                        16,902    +CIBER, Inc.                                                138,934
                                        27,800    +Chordiant Software, Inc.                                   126,768
                                         2,800    +Clarus Corporation                                          32,396
                                         6,100    +Concord Communications, Inc.                                69,601
                                         8,400    +Concur Technologies, Inc.                                   89,880
                                         4,900    +Covansys Corporation                                        50,617
                                        11,964    +Dendrite International, Inc.                               222,291
                                         5,137    +Digimarc Corporation                                        68,579
                                        10,000    +Digital River, Inc.                                        326,300
                                         1,000    +DigitalNet Holdings, Inc.                                   20,330
                                        15,607    +Digitas Inc.                                               172,145
                                         6,600    +eCollege.com                                               105,600
                                         4,545    +EPIQ Systems, Inc.                                          65,903
                                        25,180    +E.piphany, Inc.                                            121,619
                                        17,739    +Electronics for Imaging, Inc.                              501,304
                                         5,930    +Embarcadero Technologies, Inc.                              73,295
                                        12,600    +Epicor Software Corporation                                177,030
                                         2,600    +Equinix, Inc.                                               88,244
                                        11,419    +F5 Networks, Inc.                                          302,375
                                        22,559    +Gartner Group, Inc. (Class A)                              298,230
                                         4,100    +Group 1 Software, Inc.                                      94,095
                                        13,106    +Hyperion Solutions Corporation                             572,994
                                         4,300    +iGATE Capital Corporation                                   17,114
                                         3,800    +Infocrossing, Inc.                                          51,300
                                        25,500    +Informatica Corporation                                    194,565
                                        15,100    +Internet Capital Group, Inc.                               115,364
                                        13,400    +Internet Security Systems, Inc.                            205,556
                                         1,500    +InterVideo Inc.                                             19,410
                                        14,425    +Interwoven, Inc.                                           145,693
                                        10,208    +JDA Software Group, Inc.                                   134,439
                                         6,700    +Jupitermedia Corporation                                    94,872
                                        16,958    +Keane, Inc.                                                232,155
                                         4,438    +Keynote Systems, Inc.                                       61,023
                                           300    +Kintera Inc.                                                 3,129
                                         1,600    +LTC StorageNetworks, Inc.                                        0
                                        15,200    +Lawson Software, Inc.                                      107,616
                                        15,000    +Lionbridge Technologies, Inc.                              114,750
                                         7,400    +MAPICS, Inc.                                                78,144
                                         5,974    +MRO Software, Inc.                                          81,306
                                         7,600    +MSC.Software Corp.                                          68,020
                                        15,500    +Macrovision Corporation                                    387,965
                                         8,200    +Magma Design Automation, Inc.                              157,686


22        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Computer Services Software &             9,139    +Manhattan Associates, Inc.                            $    282,212
Systems (continued)                      5,600    +ManTech International Corporation (Class A)                105,112
                                        23,000    +Manugistics Group, Inc.                                     75,210
                                         8,200    +MapInfo Corporation                                         86,920
                                        16,097    +MatrixOne, Inc.                                            111,230
                                        24,100    +Mentor Graphics Corporation                                372,827
                                         8,156    +Mercury Computer Systems, Inc.                             202,269
                                         2,400    +Merge Technologies Incorporated                             35,256
                                         6,099    +Micros Systems, Inc.                                       292,569
                                        25,900    +Micromuse, Inc.                                            173,271
                                         4,500    +MicroStrategy Incorporated (Class A)                       192,150
                                         8,355    +Netegrity, Inc.                                             70,683
                                        18,874    +NetIQ Corporation                                          249,137
                                         5,185    +NetScout Systems, Inc.                                      34,169
                                         3,900    +OPNET Technologies, Inc.                                    51,090
                                         4,800    +Open Solutions Inc.                                        119,904
                                        21,333    +Openwave Systems Inc.                                      270,929
                                        17,000    +Opsware, Inc.                                              134,640
                                         6,926    +PC-Tel, Inc.                                                81,727
                                         3,300    +PDF Solutions, Inc.                                         27,951
                                         2,077    +PEC Solutions, Inc.                                         24,779
                                        10,907    +Packeteer, Inc.                                            176,148
                                         5,257    +PalmSource, Inc.                                            90,105
                                        84,200    +Parametric Technology Corporation                          421,000
                                         1,400    +Pegasystems Inc.                                            12,250
                                        21,791    +Pinnacle Systems, Inc.                                     155,806
                                        11,308    +Progress Software Corporation                              245,044
                                         3,500     QAD Inc.                                                    37,135
                                        14,900    +Quest Software, Inc.                                       192,210
                                        33,200    +RealNetworks, Inc.                                         227,088
                                        19,400    +Retek Inc.                                                 119,116
                                         9,397    +SERENA Software, Inc.                                      179,389
                                           600    +SI International Inc.                                       12,234
                                         3,789    +SPSS Inc.                                                   68,088
                                         3,500    +SRA International, Inc. (Class A)                          148,120
                                         5,500     SS&C Technologies, Inc.                                    102,850
                                           800    +SYNNEX Corporation                                          12,560
                                         7,099    +SafeNet, Inc.                                              196,500
                                        27,992    +Sapient Corporation                                        168,232
                                        26,795    +ScanSoft, Inc.                                             132,635
                                        15,427    +SeeBeyond Technology Corporation                            58,160
                                        17,841    +SonicWALL, Inc.                                            153,433
                                           800    +Staktek Holdings Inc.                                        4,200
                                         5,800    +Stellent, Inc.                                              49,532
                                        14,400    +Support.com, Inc.                                          124,992
                                         8,261    +Sykes Enterprises, Incorporated                             62,453
                                         1,583     Syntel, Inc.                                                26,199
                                         5,500    +Tier Technologies, Inc. (Class B)                           53,570
                                        13,185    +Transaction Systems Architects, Inc. (Class A)             283,873
                                         8,708    +The TriZetto Group, Inc.                                    58,344
                                        11,800    +Tumbleweed Communications Corporation                       50,268
                                        12,200    +Tyler Technologies, Inc.                                   115,412
                                         6,700    +The Ultimate Software Group, Inc.                           67,670
                                         3,100    +Verint Systems Inc.                                        106,082
                                         9,867    +Verity, Inc.                                               133,303
                                        95,700    +Vignette Corporation                                       158,862
                                        12,662    +WatchGuard Technologies, Inc.                               91,420
                                        17,220    +webMethods, Inc.                                           147,575
                                         7,651    +Websense, Inc.                                             284,847
                                        25,200    +Wind River Systems, Inc.                                   296,352
                                         8,300    +Witness Systems, Inc.                                      100,845
                                        46,200    +Xybernaut Corporation                                       77,616


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Computer Services Software &             9,100    +ZixIt Corporation                                     $     72,254
Systems (concluded)                     14,208    +Zoran Corporation                                          260,717
                                                                                                         ------------
                                                                                                           17,022,515
---------------------------------------------------------------------------------------------------------------------
Computer Technology--1.8%               39,800    +Adaptec, Inc.                                              336,708
                                        23,034    +Advanced Digital Information Corporation                   223,430
                                         4,900    +CompuCom Systems, Inc.                                      22,246
                                         2,000    +Constellation 3D, Inc.                                           0
                                        28,400    +Cray, Inc.                                                 188,008
                                         4,300    +CyberGuard Corporation                                      35,088
                                        14,400    +Dot Hill Systems Corp.                                     161,424
                                        25,900    +Emulex Corporation                                         370,629
                                         9,809    +FalconStor Software, Inc.                                   75,725
                                        13,082    +FileNET Corporation                                        412,999
                                        73,800    +Gateway Inc.                                               332,100
                                         8,417    +Hutchinson Technology Incorporated                         206,974
                                        10,900     Imation Corp.                                              464,449
                                        15,566    +InFocus Corporation                                        132,311
                                        13,196    +Intergraph Corp.                                           341,249
                                        19,703     Iomega Corporation                                         109,943
                                        10,500    +Komag, Incorporated                                        146,685
                                        25,474    +Lexar Media, Inc.                                          170,166
                                        35,400    +McDATA Corporation (Class A)                               190,452
                                         6,100    +Mobility Electronics, Inc.                                  51,362
                                         4,300    +Overland Storage, Inc.                                      57,147
                                        13,894    +PalmOne, Inc.                                              483,094
                                        25,200    +Perot Systems Corporation (Class A)                        334,404
                                        53,000    +Quantum Corporation--DLT & Storage Systems                164,300
                                        19,200    +RSA Security Inc.                                          393,024
                                         6,242    +RadiSys Corporation                                        115,914
                                        40,047    +Safeguard Scientifics, Inc.                                 92,108
                                        78,807    +Silicon Graphics, Inc.                                     173,375
                                         1,200    +SimpleTech, Inc.                                             4,092
                                         3,700    +Stratasys, Inc.                                             91,612
                                         8,300    +Synaptics Incorporated                                     158,945
                                         4,600    +Trident Microsystems, Inc.                                  51,566
                                        16,909    +UNOVA, Inc.                                                342,407
                                                                                                         ------------
                                                                                                            6,433,936
---------------------------------------------------------------------------------------------------------------------
Construction--0.2%                       3,900     Brookfield Homes Corporation                               102,141
                                         5,018    +EMCOR Group, Inc.                                          220,692
                                        11,071     Granite Construction Incorporated                          201,824
                                         3,900    +Perini Corporation                                          41,613
                                         8,400    +Washington Group International, Inc.                       301,476
                                                                                                         ------------
                                                                                                              867,746
---------------------------------------------------------------------------------------------------------------------
Consumer Electronics--1.1%              14,567    +Alloy, Inc.                                                 89,587
                                         4,653    +Atari, Inc.                                                 11,214
                                        42,300    +CNET Networks, Inc.                                        468,261
                                         4,700    +Digital Theater Systems Inc.                               122,905
                                        37,300    +DoubleClick Inc.                                           289,821
                                        44,100    +EarthLink, Inc.                                            456,435
                                         5,500    +FindWhat.com                                               127,270
                                        10,600    +InfoSpace, Inc.                                            403,224
                                        62,700    +Internap Network Services Corporation                       75,867
                                        12,600    +iPass Inc.                                                 133,434
                                         5,800    +iVillage Inc.                                               36,830
                                         2,400    +Lifeline Systems, Inc.                                      56,784
                                        12,374    +Midway Games Inc.                                          142,548
                                        10,300    +NIC Inc.                                                    73,851
                                         8,300    +Navarre Corporation                                        119,437
                                         7,300    +PLATO Learning, Inc.                                        72,343
                                         8,200    +Sohu.com Inc.                                              163,016


24        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Consumer Electronics                    12,625    +THQ Inc.                                              $    289,113
(concluded)                             14,314    +Take-Two Interactive Software, Inc.                        438,581
                                        16,250    +United Online, Inc.                                        286,163
                                         4,286    +Universal Electronics Inc.                                  75,134
                                                                                                         ------------
                                                                                                            3,931,818
---------------------------------------------------------------------------------------------------------------------
Consumer Products--1.1%                 21,800    +American Greetings Corporation (Class A)                   505,324
                                         9,600     Blyth, Inc.                                                331,104
                                         2,312     CSS Industries, Inc.                                        81,012
                                         9,200    +Jarden Corp.                                               331,108
                                         2,700     Mannatech, Incorporated                                     25,920
                                         9,873     Matthews International Corporation (Class A)               325,217
                                         9,463     The Nautilus Group, Inc.                                   184,623
                                         7,800     Oakley, Inc.                                               100,932
                                         7,776    +Playtex Products, Inc.                                      60,808
                                         5,500    +RC2 Corporation                                            195,250
                                        11,791     The Topps Company, Inc.                                    114,373
                                         8,498     The Toro Company                                           595,455
                                        19,074     Tupperware Corporation                                     370,608
                                         4,200    +USANA Health Sciences, Inc.                                130,536
                                         1,500    +Water Pik Technologies, Inc.                                24,840
                                        15,383    +The Yankee Candle Company, Inc.                            449,953
                                                                                                         ------------
                                                                                                            3,827,063
---------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                  1,600     Anchor Glass Container Corporation                          21,648
Metal & Glass--0.4%                     11,300     AptarGroup, Inc.                                           493,697
                                        55,469    +Crown Holdings, Inc.                                       553,026
                                         4,075     Greif Bros. Corporation (Class A)                          172,169
                                         6,071    +Mobile Mini, Inc.                                          172,477
                                         3,600     Silgan Holdings Inc.                                       145,116
                                                                                                         ------------
                                                                                                            1,558,133
---------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                 19,100    +Graphic Packaging Corporation                              165,215
Paper & Plastic--0.1%                    7,320     Myers Industries, Inc.                                     103,212
                                                                                                         ------------
                                                                                                              268,427
---------------------------------------------------------------------------------------------------------------------
Copper--0.1%                            12,382     Mueller Industries, Inc.                                   443,276
---------------------------------------------------------------------------------------------------------------------
Cosmetics--0.2%                            771    +Del Laboratories, Inc.                                      23,916
                                         8,293    +Elizabeth Arden, Inc.                                      174,485
                                         1,700     Inter Parfums, Inc.                                         35,445
                                        17,426     Nu Skin Enterprises, Inc. (Class A)                        441,226
                                        42,883    +Revlon, Inc. (Class A)                                     126,505
                                                                                                         ------------
                                                                                                              801,577
---------------------------------------------------------------------------------------------------------------------
Diversified Financial Services--0.5%    38,200    +The BISYS Group, Inc.                                      537,092
                                         8,500    +Euronet Worldwide, Inc.                                    196,605
                                        13,600     F.N.B. Corporation                                         277,440
                                        13,700     First National Bankshares of Florida                       259,615
                                         3,200    +Greenhill & Co., Inc.                                       66,912
                                         3,400    +Intersections Inc.                                          81,566
                                        10,608    +Jones Lang Lasalle Inc.                                    287,477
                                         5,300    +Rewards Network Inc.                                        47,700
                                         9,500    +U.S.I. Holdings Corporation                                150,100
                                                                                                         ------------
                                                                                                            1,904,507
---------------------------------------------------------------------------------------------------------------------
Diversified Materials &                 14,160     Acuity Brands, Inc.                                        382,320
Processing--0.6%                         9,416    +Armor Holdings, Inc.                                       320,144
                                         4,957     Barnes Group Inc.                                          143,654
                                         5,547     Brady Corporation                                          255,717
                                         9,155     CLARCOR Inc.                                               419,299
                                         6,962    +Hexcel Corporation                                          80,620
                                        21,914     Olin Corporation                                           386,125
                                         9,145     Tredegar Corporation                                       147,509


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             25

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Diversified Materials &                  6,420     Valhi, Inc.                                           $     72,995
Processing (concluded)                                                                                   ------------
                                                                                                            2,208,383
---------------------------------------------------------------------------------------------------------------------
Diversified Production--0.1%            18,152     Thomas & Betts Corporation                                 494,279
---------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains--0.5%          432     Arden Group, Inc. (Class A)                                 38,716
                                        17,807     Casey's General Stores, Inc.                               325,868
                                         5,528    +Duane Read Inc.                                             90,272
                                         8,231    +The Great Atlantic & Pacific Tea Company, Inc.              63,049
                                         6,464     Ingles Markets, Incorporated (Class A)                      72,203
                                        10,983     Longs Drug Stores Corporation                              262,164
                                         5,177     Nash-Finch Company                                         129,580
                                        13,642    +Pathmark Stores, Inc.                                      103,952
                                        11,869     Ruddick Corporation                                        266,459
                                         3,929    +Smart & Final Inc.                                          47,227
                                         3,700     Weis Markets, Inc.                                         129,685
                                         9,929    +Wild Oats Markets, Inc.                                    139,701
                                        24,400     Winn-Dixie Stores, Inc.                                    175,680
                                                                                                         ------------
                                                                                                            1,844,556
---------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals--2.8%            5,900    +Able Laboratories, Inc.                                    121,304
                                        13,100    +Adolor Corporation                                         166,108
                                           800    +Advancis Pharmaceutical Corporation                          5,432
                                        27,900    +Alkermes, Inc.                                             379,440
                                        13,025     Alpharma, Inc. (Class A)                                   266,752
                                        13,400    +AtheroGenics, Inc.                                         255,002
                                         7,900    +Atrix Laboratories, Inc.                                   270,812
                                         4,000    +Bentley Pharmaceuticals, Inc.                               54,960
                                         7,700    +BioCryst Pharmaceuticals, Inc.                              53,130
                                        24,648    +BioMarin Pharmaceutical Inc.                               147,888
                                         6,010    +Bone Care International, Inc.                              140,754
                                         5,300    +Bradley Pharmaceuticals, Inc.                              147,870
                                         3,872    +CIMA Labs Inc.                                             130,603
                                        11,700    +CV Therapeutics, Inc.                                      196,092
                                         6,700    +CYTOGEN Corporation                                        106,530
                                         1,300    +Caraco Pharmaceutical Laboratories, Ltd.                    12,532
                                         6,400    +Chattem, Inc.                                              184,768
                                        10,402    +Connetics Corporation                                      210,120
                                           700    +Corgentech Inc.                                             11,284
                                         5,200    +DUSA Pharmaceuticals, Inc.                                  49,400
                                        17,500    +Dendreon Corporation                                       214,375
                                         3,800    +DepoMed, Inc.                                               18,810
                                        10,100    +Durect Corporation                                          35,249
                                         7,615    +Enzo Biochem, Inc.                                         114,225
                                         7,700    +First Horizon Pharmaceutical Corporation                   145,530
                                           300    +GTx, Inc.                                                    3,123
                                        12,400    +Genaera Corporation                                         51,832
                                        22,400    +Genelabs Technologies, Inc.                                 51,744
                                        14,736    +Guilford Pharmaceuticals Inc.                               69,996
                                         6,100    +Hollis-Eden Pharmaceuticals, Inc.                           73,505
                                        13,924    +ILEX Oncology, Inc.                                        347,961
                                        13,527    +ImmunoGen, Inc.                                             82,650
                                        17,100    +Impax Laboratories, Inc.                                   331,398
                                        16,388    +Indevus Pharmaceuticals, Inc.                              100,786
                                        11,000    +Inspire Pharmaceuticals, Inc.                              183,920
                                        17,189    +Isis Pharmaceuticals, Inc.                                  98,665
                                           800    +Ista Pharmaceuticals, Inc.                                   8,360
                                        11,700    +K-V Pharmaceutical Company (Class A)                       270,153
                                         3,966    +Kos Pharmaceuticals, Inc.                                  130,759
                                         1,900    +Lannett Company, Inc.                                       28,538
                                        24,516    +Ligand Pharmaceuticals Incorporated (Class B)              426,088
                                        26,400    +Medarex, Inc.                                              192,456
                                        15,527    +The Medicines Company                                      473,729


26        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Drugs & Pharmaceuticals                  7,645    +NeoPharm, Inc.                                        $     78,973
(concluded)                                100    +NitroMed, Inc.                                                 601
                                         8,731    +Noven Pharmaceuticals, Inc.                                192,257
                                        10,800    +POZEN Inc.                                                  73,872
                                        17,317    +PRAECIS Pharmaceuticals Incorporated                        65,805
                                        10,600    +Pain Therapeutics, Inc.                                     85,436
                                        10,700    +Par Pharmaceutical Cos Inc.                                376,747
                                         7,200    +Penwest Pharmaceuticals Co.                                 92,232
                                        22,415     Perrigo Company                                            425,213
                                         4,700    +Pharmacyclics, Inc.                                         47,799
                                         4,500    +Pharmion Corp.                                             220,140
                                        10,200    +Priority Healthcare Corporation (Class B)                  234,090
                                        13,700    +Quidel Corporation                                          80,693
                                        12,319    +Regeneron Pharmaceuticals, Inc.                            129,719
                                           400    +Renovis, Inc.                                                3,664
                                         2,050    +SFBC International, Inc.                                    64,227
                                         8,600    +Salix Pharmaceuticals, Ltd.                                283,370
                                         1,000    +Santarus Inc.                                               14,750
                                        14,800    +SciClone Pharmaceuticals, Inc.                              75,628
                                        14,682    +SuperGen, Inc.                                              94,699
                                         7,346    +United Therapeutics Corporation                            188,425
                                        26,700     Valeant Pharmaceuticals International                      534,000
                                        27,300    +Vertex Pharmaceuticals Incorporated                        295,932
                                        16,600    +Zila, Inc.                                                  81,506
                                                                                                         ------------
                                                                                                           10,104,411
---------------------------------------------------------------------------------------------------------------------
Education Services--0.2%                21,900    +Apollo Investment Corporation                              301,563
                                         4,402    +Bright Horizons Family Solutions, Inc.                     235,991
                                         4,830    +Learning Tree International, Inc.                           70,083
                                         2,700    +The Princeton Review, Inc.                                  20,439
                                         2,449     Renaissance Learning, Inc.                                  54,907
                                         4,100    +Universal Technical Institute Inc.                         163,877
                                                                                                         ------------
                                                                                                              846,860
---------------------------------------------------------------------------------------------------------------------
Electrical & Electronics--0.4%          14,586    +Benchmark Electronics, Inc.                                424,453
                                           700    +Cherokee International Corporation                           7,987
                                         5,800    +InVision Technologies, Inc.                                289,420
                                         1,400    +LeCroy Corporation                                          25,214
                                         4,200    +OSI Systems, Inc.                                           83,706
                                        14,298    +Plexus Corporation                                         193,023
                                         9,132    +Power Integrations, Inc.                                   227,387
                                        11,900    +TTM Technologies, Inc.                                     141,015
                                         5,607    +Universal Display Corporation                               60,219
                                                                                                         ------------
                                                                                                            1,452,424
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                   6,781     A.O. Smith Corporation                                     215,568
Components--1.0%                         6,700    +American Superconductor Corporation                         87,636
                                        10,771     Baldor Electric Company                                    251,503
                                        11,808     CTS Corporation                                            142,404
                                        13,984    +Cable Design Technology                                    148,230
                                         8,718     Cohu, Inc.                                                 165,991
                                         6,400    +DDi Corp.                                                   52,672
                                         4,360     Franklin Electric Co., Inc.                                164,634
                                        13,990    +General Cable Corporation                                  119,615
                                         4,073    +The Genlyte Group Incorporated                             256,110
                                         7,360    +Littelfuse Inc.                                            312,138
                                        10,700    +MKS Instruments, Inc.                                      244,174
                                         2,231    +Powell Industries, Inc.                                     38,105
                                        21,200    +Power-One, Inc.                                            232,776
                                         6,600    +Sonic Solutions                                            140,250
                                         4,600    +SpatiaLight, Inc.                                           27,462
                                         8,400    +Taser International, Inc                                   363,132
                                        13,361    +Technitrol, Inc.                                           292,606


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             27

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Electrical Equipment &                   4,279    +Triumph Group, Inc.                                   $    136,628
Components (concluded)                                                                                   ------------
                                                                                                            3,391,634
---------------------------------------------------------------------------------------------------------------------
Electrical: Household                    6,496    +Applica Incorporated                                        57,814
Appliance--0.0%                          1,550     National Presto Industries, Inc.                            63,907
                                                                                                         ------------
                                                                                                              121,721
---------------------------------------------------------------------------------------------------------------------
Electronics--0.5%                        3,686    +II-VI Incorporated                                         113,013
                                        22,612    +Aeroflex Incorporated                                      324,030
                                        10,563     Agilysys, Inc.                                             145,664
                                         4,532     BEI Technologies, Inc.                                     128,301
                                         5,300    +California Micro Devices Corporation                        61,109
                                         3,200    +CyberOptics Corporation                                     83,136
                                         4,799    +Daktronics, Inc.                                           119,735
                                         4,900    +Drexler Technology Corporation                              65,317
                                         3,700    +EMS Technologies, Inc.                                      71,891
                                        23,200    +Kopin Corporation                                          118,552
                                        35,566    +MRV Communications, Inc.                                    97,451
                                        11,780     Methode Electronics                                        152,787
                                         6,649     Park Electrochemical Corp.                                 167,887
                                         2,067    +Supertex, Inc.                                              33,775
                                                                                                         ------------
                                                                                                            1,682,648
---------------------------------------------------------------------------------------------------------------------
Electronics: Instruments Gauges &        4,300    +FARO Technologies, Inc.                                    110,381
Meters--0.2%                             6,982    +Itron, Inc.                                                160,167
                                         3,801     Keithley Instruments, Inc.                                  84,192
                                         2,500    +Measurement Specialties, Inc.                               54,000
                                         3,300    +Metrologic Instruments, Inc.                                65,802
                                         5,895    +Zygo Corporation                                            65,965
                                                                                                         ------------
                                                                                                              540,507
---------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems--0.9%       3,772     Analogic Corporation                                       160,046
                                         4,900    +Aspect Medical Systems, Inc.                                90,503
                                         5,687    +Bruker BioSciences Corporation                              27,696
                                        10,300    +CTI Molecular Imaging, Inc.                                146,054
                                         6,400    +Candela Corporation                                         62,720
                                        11,232    +CardioDynamics International Corporation                    56,722
                                         4,370     Datascope Corp.                                            173,445
                                         7,600    +EPIX Medical, Inc.                                         160,360
                                         1,000     E-Z-EM, Inc.                                                18,380
                                        14,550    +eResearch Technology, Inc.                                 407,400
                                         5,500    +Endocardial Solutions, Inc.                                 56,925
                                         6,472    +Haemonetics Corporation                                    191,895
                                         6,800    +Hologic, Inc.                                              158,100
                                         6,900    +Illumina, Inc.                                              43,815
                                        11,081    +Intuitive Surgical, Inc.                                   210,539
                                         7,051    +Luminex Corporation                                         70,933
                                         8,100    +Microvision, Inc.                                           68,040
                                         5,988    +Possis Medical, Inc.                                       204,490
                                         1,200    +Quality Systems, Inc.                                       58,908
                                         7,132    +TriPath Imaging, Inc.                                       67,112
                                        15,086    +VISX, Incorporated                                         403,098
                                         6,700    +Wilson Greatbatch Technologies, Inc.                       187,265
                                         2,961    +Zoll Medical Corporation                                   103,872
                                                                                                         ------------
                                                                                                            3,128,318
---------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/            8,800    +AMIS Holdings, Inc.                                        148,896
Components--2.2%                        10,316    +Actel Corp.                                                190,846
                                         9,641    +Alliance Semiconductor Corporation                          57,364
                                         7,700    +Artisan Components, Inc.                                   198,660
                                        16,751    +ChipPAC, Inc.                                              105,029
                                        25,200    +Cirrus Logic, Inc.                                         151,452
                                        10,283    +DSP Group, Inc.                                            280,109


28        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Electronics: Semi-Conductors/            2,350    +Diodes Incorporated                                   $     55,672
Components (concluded)                  12,329    +ESS Technology, Inc.                                       132,044
                                        15,427    +Exar Corporation                                           226,160
                                         3,173    +Excel Technology, Inc.                                     105,502
                                         8,000    +FormFactor Inc.                                            179,600
                                        10,200    +Genesis Microchip Incorporated                             140,454
                                         6,193    +IXYS Corporation                                            48,801
                                        33,000    +Integrated Device Technology, Inc.                         456,720
                                        11,838    +Integrated Silicon Solution, Inc.                          144,542
                                        37,500    +Lattice Semiconductor Corporation                          262,875
                                        10,500    +MIPS Technologies, Inc. (Class A)                           64,260
                                         7,700    +Merix Corporation                                           87,318
                                        21,000    +Micrel, Inc.                                               255,150
                                        21,190    +Microsemi Corporation                                      301,110
                                        11,700    +Microtune, Inc.                                             54,639
                                        33,000    +Mindspeed Technologies Inc.                                163,680
                                         5,800    +Monolithic System Technology, Inc.                          43,674
                                        43,600    +ON Semiconductor Corporation                               218,872
                                        19,700    +OmniVision Technologies, Inc.                              314,215
                                         7,700    +PLX Technology, Inc.                                       132,902
                                         7,693    +Pericom Semiconductor Corporation                           82,392
                                        12,164    +Pixelworks, Inc.                                           186,352
                                         4,829    +Planar Systems Inc.                                         64,660
                                        61,600    +RF Micro Devices, Inc.                                     462,000
                                         6,788    +SBS Technologies, Inc.                                     109,083
                                         6,561    +SIPEX Corporation                                           37,398
                                         2,300    +SiRF Technology Holdings, Inc.                              30,061
                                         7,300    +Sigmatel Incorporated                                      212,138
                                        25,076    +Silicon Image, Inc.                                        329,248
                                        26,858    +Silicon Storage Technology, Inc.                           276,637
                                         1,900    +Siliconix Incorporated                                      94,278
                                        51,633    +Skyworks Solutions, Inc.                                   450,756
                                         6,800    +Tessera Technologies Inc.                                  122,536
                                        47,000    +Transmeta Corporation                                      102,930
                                         6,500    +Tripath Technology Inc.                                     21,125
                                        45,136    +TriQuint Semiconductor, Inc.                               246,443
                                        71,900    +Vitesse Semiconductor Corporation                          350,872
                                         9,234    +Xicor, Inc.                                                139,710
                                                                                                         ------------
                                                                                                            7,839,165
---------------------------------------------------------------------------------------------------------------------
Electronics: Technology--1.0%           13,723    +Checkpoint Systems, Inc.                                   246,053
                                        10,980    +Coherent, Inc.                                             327,753
                                         5,152     Cubic Corporation                                          107,831
                                         7,874    +DRS Technologies, Inc.                                     251,181
                                         5,826     EDO Corporation                                            140,523
                                         4,850    +Herley Industries, Inc.                                     94,769
                                        31,430    +Identix Incorporated                                       234,782
                                         3,400    +Innovative Solutions and Support, Inc.                      66,368
                                         6,356    +Intermagnetics General Corporation                         216,295
                                        28,900    +Kemet Corp.                                                353,158
                                         2,400    +Maxwell Technologies, Inc.                                  30,960
                                         3,700    +ScanSource, Inc.                                           219,854
                                         1,500     Sypris Solutions, Inc.                                      28,785
                                        30,300    +The Titan Corporation                                      393,294
                                        17,606    +Trimble Navigation Limited                                 489,271
                                                                                                         ------------
                                                                                                            3,200,877
---------------------------------------------------------------------------------------------------------------------
Energy Equipment--0.1%                  19,500    +Capstone Turbine Corporation                                42,440
                                         8,900    +Global Power Equipment Group Inc.                           71,378
                                        18,626    +Plug Power Inc.                                            139,322
                                                                                                         ------------
                                                                                                              253,140
---------------------------------------------------------------------------------------------------------------------


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             29

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Energy Miscellaneous--0.7%             133,500    +Calpine Corporation                                   $    576,720
                                        15,526    +FuelCell Energy, Inc.                                      181,344
                                         3,200     Holly Corporation                                          119,680
                                        11,900    +KFx Inc.                                                    90,678
                                         7,400    +Matrix Service Company                                      67,710
                                         5,058     Penn Virginia Corporation                                  182,644
                                        12,300    +Syntroleum Corporation                                      81,426
                                         7,391    +TETRA Technologies, Inc.                                   198,448
                                        21,665    +Tesoro Petroleum Corporation                               597,954
                                        12,397    +Veritas DGC Inc.                                           286,991
                                                                                                         ------------
                                                                                                            2,383,595
---------------------------------------------------------------------------------------------------------------------
Engineering & Contracting               16,102    +Dycom Industries, Inc.                                     450,856
Services--0.3%                             600    +Infrasource Services Inc.                                    7,356
                                         9,497    +Integrated Electrical Services, Inc.                        76,451
                                         2,200    +Layne Christensen Company                                   36,410
                                        25,600    +Quanta Services, Inc.                                      159,232
                                         9,277    +URS Corporation                                            254,190
                                                                                                         ------------
                                                                                                              984,495
---------------------------------------------------------------------------------------------------------------------
Entertainment--0.5%                     10,400    +AMC Entertainment Inc.                                     159,848
                                        18,500    +Alliance Gaming Corporation                                317,460
                                         7,157    +Boca Resorts, Inc. (Class A)                               141,852
                                         1,700     Carmike Cinemas, Inc.                                       67,065
                                         5,040     Dover Motorsports, Inc.                                     20,160
                                         9,055    +Gaylord Entertainment Company                              284,236
                                        17,207    +Hollywood Entertainment Corporation                        229,886
                                         3,372    +LodgeNet Entertainment Corporation                          55,638
                                        10,015     Movie Gallery, Inc.                                        195,793
                                         4,155     Speedway Motorsports, Inc.                                 138,943
                                                                                                         ------------
                                                                                                            1,610,881
---------------------------------------------------------------------------------------------------------------------
Fertilizers--0.2%                       38,400     IMC Global Inc.                                            514,560
                                         9,700    +Terra Industries, Inc.                                      54,611
                                                                                                         ------------
                                                                                                              569,171
---------------------------------------------------------------------------------------------------------------------
Finance Companies--0.2%                  1,600     ASTA Funding, Inc.                                          27,840
                                         6,200    +Accredited Home Lenders Holding Company                    174,530
                                         3,200    +Circle Group Holdings, Inc.                                 16,480
                                         2,445    +Credit Acceptance Corporation                               36,846
                                         3,400    +Education Lending Group, Inc.                               60,350
                                        10,400    +Saxon Capital, Inc.                                        237,432
                                         1,500    +United PanAm Financial Corp.                                25,575
                                         6,900    +World Acceptance Corporation                               126,477
                                                                                                         ------------
                                                                                                              705,530
---------------------------------------------------------------------------------------------------------------------
Finance: Small Loan--0.0%                2,700    +Encore Capital Group, Inc.                                  35,667
                                         1,200    +Nelnet, Inc. (Class A)                                      21,300
                                                                                                         ------------
                                                                                                               56,967
---------------------------------------------------------------------------------------------------------------------
Financial Data Processing                9,300    +Advent Software, Inc.                                      168,051
Services & Systems--0.8%                 4,106    +CCC Information Services Group Inc.                         68,940
                                         4,900    +Carreker Corporation                                        49,098
                                         6,189    +CompuCredit Corporation                                    107,070
                                        14,000    +Corillian Corporation                                       70,560
                                        11,300    +CyberSource Corporation                                     94,468
                                        11,630    +Digital Insight Corporation                                241,090
                                        17,388    +eFunds Corporation                                         304,290
                                         9,523    +eSPEED, Inc. (Class A)                                     168,081
                                        14,400    +Hypercom Corporation                                       121,680
                                         6,843    +The InterCept Group, Inc.                                  112,088
                                         4,000    +iPayment Holdings, Inc.                                    164,000
                                        10,482     John H. Harland Company                                    307,647
                                        10,749    +Kronos, Inc.                                               442,859


30        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Financial Data Processing               12,564     NDCHealth Corporation                                 $    291,485
Services & Systems                       2,000    +National Processing, Inc.                                   57,500
(concluded)                             15,813    +PRG-Schultz International, Inc.                             86,497
                                        15,440    +Portal Software, Inc.                                       56,047
                                           300    +TNS Inc.                                                     6,540
                                         6,200    +Tradestation Group Inc.                                     44,578
                                                                                                         ------------
                                                                                                            2,962,569
---------------------------------------------------------------------------------------------------------------------
Financial Information Services--0.0%     6,100     FactSet Research Systems Inc.                              288,347
                                        31,600    +HomeStore.com, Inc.                                        126,084
                                        10,300    +Interactive Data Corporation                               179,426
                                        25,522    +S1 Corporation                                             253,689
                                           400     Value Line, Inc.                                            14,204
                                                                                                         ------------
                                                                                                              861,750
---------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous--0.8%            3,700    +ACE Cash Express, Inc.                                      95,053
                                         6,500     Advanta Corp. (Class B)                                    148,980
                                           900    +Asset Acceptance Capital Corp.                              15,300
                                         9,419     Cash America International, Inc.                           216,637
                                           300    +The Enstar Group, Inc.                                      15,984
                                         2,500    +Federal Agricultural Mortgage Corporation                   59,825
                                         5,567    +Financial Federal Corporation                              196,292
                                         5,000    +First Cash Financial Services, Inc.                        106,400
                                         5,700    +Harris & Harris Group, Inc.                                 69,711
                                         6,299     LandAmerica Financial Group, Inc.                          245,220
                                         9,600    +Metris Companies Inc.                                       83,424
                                         9,650     New Century Financial Corporation                          451,813
                                         5,200    +Portfolio Recovery Associates, Inc.                        143,364
                                         3,900     Sanders Morris Harris Group Inc.                            57,525
                                        15,136    +Sotheby's Holdings, Inc. (Class A)                         241,571
                                         3,910     Sterling Bancorp                                           107,994
                                         5,622     Stewart Information Services Corporation                   189,855
                                           700    +Stifel Financial Corp.                                      19,040
                                         2,676    +Triad Guaranty Inc.                                        155,743
                                         2,291     WSFS Financial Corporation                                 111,503
                                                                                                         ------------
                                                                                                            2,731,234
---------------------------------------------------------------------------------------------------------------------
Foods--0.8%                              4,934     American Italian Pasta Company (Class A)                   150,388
                                         3,700     Cal-Maine Foods, Inc.                                       51,800
                                        13,500    +Chiquita Brands International, Inc.                        282,420
                                        11,756     Flowers Foods, Inc.                                        307,419
                                         9,457    +Hain Celestial Group, Inc.                                 171,172
                                        15,328     Interstate Bakeries Corporation                            166,309
                                         2,300    +J & J Snack Foods Corp.                                     93,909
                                             0     The J.M. Smucker Company                                        10
                                         2,000    +John B. Sanfilippo & Son, Inc.                              53,440
                                        10,500     Lance, Inc.                                                161,700
                                         3,400    +M&F Worldwide Corp.                                         46,580
                                         1,063    +Maui Land & Pineapple Company, Inc.                         36,142
                                         5,300     Natures Sunshine Products, Inc.                             75,472
                                         3,500    +Nutraceutical International Corporation                     74,585
                                        14,300    +Performance Food Group Company                             379,522
                                           500    +Provide Commerce                                             9,855
                                        10,695    +Ralcorp Holdings, Inc.                                     376,464
                                         1,787     Riviana Foods Inc.                                          46,766
                                         3,350     Sanderson Farms, Inc.                                      179,627
                                            12     Seaboard Corporation                                         5,975
                                        15,557     Sensient Technologies Corporation                          334,164
                                                                                                         ------------
                                                                                                            3,003,719
---------------------------------------------------------------------------------------------------------------------


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             31

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Forest Products--0.3%                    3,309     Deltic Timber Corporation                             $    127,066
                                        16,921     Longview Fibre Company                                     249,246
                                         5,244     Pope & Talbot, Inc.                                        103,674
                                        10,597     Potlatch Corporation                                       441,259
                                         6,334     Universal Forest Products, Inc.                            204,272
                                                                                                         ------------
                                                                                                            1,125,517
---------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing                    4,500     Ennis Business Forms, Inc.                                  87,750
Services--0.0%                           4,145     The Standard Register Company                               49,326
                                                                                                         ------------
                                                                                                              137,076
---------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries--0.1%      13,300    +Alderwoods Group, Inc.                                     162,260
                                        34,424    +Stewart Enterprises, Inc. (Class A)                        280,211
                                                                                                         ------------
                                                                                                              442,471
---------------------------------------------------------------------------------------------------------------------
Glass--0.0%                             11,200     Apogee Enterprises, Inc.                                   116,480
---------------------------------------------------------------------------------------------------------------------
Gold--0.1%                              75,700    +Coeur d'Alene Mines Corporation                            308,856
                                         7,500     Royal Gold, Inc.                                           106,275
                                                                                                         ------------
                                                                                                              415,131
---------------------------------------------------------------------------------------------------------------------
Health Care Facilities--0.7%            10,500    +American Healthways, Inc.                                  279,510
                                        33,626    +Beverly Enterprises, Inc.                                  289,184
                                         5,700    +Genesis HealthCare Corporation                             165,528
                                         7,900    +Kindred Healthcare, Inc.                                   208,165
                                         4,100    +LCA-Vision Inc.                                            119,433
                                        13,500    +LifePoint Hospitals, Inc.                                  502,470
                                         1,000    +MedCath Corporation                                         20,000
                                         2,100     National Healthcare Corporation                             58,821
                                         4,000    +Psychiatric Solutions, Inc.                                 99,720
                                         4,000    +Res-Care, Inc.                                              50,800
                                         1,824    +Specialty Laboratories, Inc.                                16,343
                                         5,337    +Sunrise Assisted Living, Inc.                              208,890
                                        10,100    +United Surgical Partners International, Inc.               398,647
                                                                                                         ------------
                                                                                                            2,417,511
---------------------------------------------------------------------------------------------------------------------
Health Care Management                   8,000    +AMERIGROUP Corporation                                     393,600
Services--1.1%                           9,041    +Allscripts Healthcare Solutions, Inc.                       70,881
                                         3,300    +American Medical Security Group, Inc.                       89,925
                                        10,800    +AmSurg Corp.                                               271,404
                                         7,200    +Centene Corporation                                        277,560
                                         9,400    +Cerner Corporation                                         419,052
                                         2,100     Computer Programs and Systems, Inc.                         42,798
                                         3,057    +CorVel Corporation                                          86,666
                                        12,131    +Eclipsys Corporation                                       185,119
                                        30,000    +First Health Group Corp.                                   468,300
                                        17,097     Hooper Holmes, Inc.                                         98,137
                                         2,800    +Molina Healthcare Inc.                                     106,904
                                         5,900    +Omnicell, Inc.                                              86,199
                                        16,900    +Orthodontic Centers of America, Inc.                       138,411
                                         9,098    +Per-Se Technologies, Inc.                                  132,285
                                        31,900     Select Medical Corporation                                 428,098
                                         8,226    +Sierra Health Services, Inc.                               367,702
                                        24,423    +US Oncology, Inc.                                          359,507
                                                                                                         ------------
                                                                                                            4,022,548
---------------------------------------------------------------------------------------------------------------------
Health Care Services--0.6%               2,500    +Alliance Imaging, Inc.                                      11,425
                                         4,300    +Amedisys, Inc.                                             142,072
                                        15,400    +Apria Healthcare Group Inc.                                441,980
                                         3,900    +Bio-Reference Laboratories, Inc.                            51,714
                                             2    +Dynacq Healthcare, Inc.                                         12
                                         8,390    +Gentiva Health Services, Inc.                              136,421
                                         4,950     Healthcare Services Group, Inc.                             75,735
                                         6,027    +IDX Systems Corporation                                    192,201


32        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Health Care Services                     9,700    +Inveresk Research Group, Inc.                         $    299,148
(concluded)                              4,800    +LabOne, Inc.                                               152,544
                                         4,300    +Matria Healthcare, Inc.                                    107,801
                                        13,200    +Odyssey Healthcare, Inc.                                   248,424
                                        16,336    +Province Healthcare Company                                280,162
                                         1,300    +Symbion, Inc.                                               22,698
                                         3,900    +VistaCare, Inc. (Class A)                                   72,345
                                                                                                         ------------
                                                                                                            2,234,682
---------------------------------------------------------------------------------------------------------------------
Homebuilding--0.3%                       4,317     Beazer Homes USA, Inc.                                     433,038
                                         1,300    +Dominion Homes, Inc.                                        30,030
                                         5,060    +Levitt Corporation                                         130,346
                                         4,400     M/I Schottenstein Homes, Inc.                              178,640
                                         3,400    +Meritage Corporation                                       233,920
                                           800    +Orleans Homebuilders, Inc.                                  15,416
                                         3,050     Technical Olympic USA, Inc.                                 67,954
                                         1,400    +William Lyon Homes, Inc.                                   129,010
                                                                                                         ------------
                                                                                                            1,218,354
---------------------------------------------------------------------------------------------------------------------
Hotel/Motel--0.1%                        6,579     Marcus Corporation                                         113,488
                                         4,900    +Orbitz, Inc. (Class A)                                     105,938
                                        15,490    +Prime Hospitality Corp.                                    164,504
                                                                                                         ------------
                                                                                                              383,930
---------------------------------------------------------------------------------------------------------------------
Household Furnishings--0.6%              1,700     American Woodmark Corporation                              101,745
                                         3,400     Bassett Furniture Industries, Incorporated                  73,984
                                        11,800    +The Bombay Company, Inc.                                    72,334
                                         2,800    +Department 56, Inc.                                         43,120
                                        10,000     Ethan Allen Interiors Inc.                                 359,100
                                        16,200     Furniture Brands International, Inc.                       405,810
                                         5,036     Haverty Furniture Companies, Inc.                           88,029
                                           600     Hooker Furniture Corporation                                12,042
                                         5,200    +Kirkland's, Inc.                                            62,036
                                        19,300     La-Z-Boy Inc.                                              347,014
                                         4,488     Libbey, Inc.                                               124,587
                                         3,700     Lifetime Hoan Corporation                                   84,323
                                        12,900    +Select Comfort Corporation                                 366,360
                                         2,700     Stanley Furniture Company, Inc.                            113,697
                                         4,000    +Tempur-Pedic International Inc.                             56,040
                                                                                                         ------------
                                                                                                            2,310,221
---------------------------------------------------------------------------------------------------------------------
Identification Control &                 7,012    +Advanced Energy Industries, Inc.                           110,229
Filter Devices--1.0%                    13,767    +Artesyn Technologies, Inc.                                 123,903
                                        17,541    +Asyst Technologies, Inc.                                   181,374
                                         6,894     C&D Technologies, Inc.                                     122,920
                                         6,131    +CUNO Incorporated                                          327,089
                                         4,866    +ESCO Technologies Inc.                                     259,650
                                         7,000    +Flanders Corporation                                        57,890
                                        16,800    +Flowserve Corporation                                      418,992
                                         1,500     The Gorman-Rupp Company                                     40,755
                                        15,621     IDEX Corporation                                           536,581
                                         7,500    +Magnetek, Inc.                                              62,550
                                         6,326     Mine Safety Appliances Company                             213,186
                                        11,482    +Paxar Corporation                                          224,129
                                         8,300    +RAE Systems Inc.                                            44,820
                                         3,612     Robbins & Myers, Inc.                                       81,089
                                         8,927    +Veeco Instruments Inc.                                     230,406
                                         5,996    +Vicor Corporation                                          109,547
                                         9,500    +Viisage Technology, Inc.                                    82,840
                                         7,936     Watts Industries, Inc. (Class A)                           213,875
                                         6,917     X-Rite, Incorporated                                       100,573
                                                                                                         ------------
                                                                                                            3,542,398
---------------------------------------------------------------------------------------------------------------------


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             33

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Insurance: Life--0.5%                    3,900     American Equity Investment Life Holding Company       $     38,805
                                        13,900     AmerUs Group Co.                                           575,460
                                         6,700    +Ceres Group, Inc.                                           41,138
                                         7,485    +Citizens, Inc.                                              61,377
                                         8,570     Delphi Financial Group, Inc. (Class A)                     381,365
                                         2,780     Great American Financial Resources, Inc.                    44,202
                                         1,142     Kansas City Life Insurance Company                          48,067
                                           662    +National Western Life Insurance Company (Class A)          101,650
                                        31,400     The Phoenix Companies, Inc.                                384,650
                                         7,093     Presidential Life Corporation                              127,816
                                         8,800    +Universal American Financial Corp.                          96,624
                                                                                                         ------------
                                                                                                            1,901,154
---------------------------------------------------------------------------------------------------------------------
Insurance: Multiline--0.5%              10,740     Alfa Corporation                                           150,360
                                         3,186    +CNA Surety Corporation                                      34,887
                                         6,509     Crawford & Company (Class B)                                32,089
                                           100     EMC Insurance Group, Inc.                                    2,336
                                         3,425     FBL Financial Group, Inc. (Class A)                         96,791
                                         6,900    +HealthExtras, Inc.                                         114,333
                                        10,206     Hilb, Rogal and Hamilton Company                           364,150
                                        15,268     Horace Mann Educators Corporation                          266,885
                                           800     Independence Holding Company                                27,200
                                         2,597    +PICO Holdings, Inc.                                         49,652
                                         3,200     Penn-America Group, Inc.                                    44,800
                                        12,539    +UICI                                                       298,554
                                         4,237     Zenith National Insurance Corp.                            205,918
                                                                                                         ------------
                                                                                                            1,687,955
---------------------------------------------------------------------------------------------------------------------
Insurance: Property--Casualty--1.1%      7,500     21st Century Insurance Group                                97,050
                                         3,571    +American Physicians Capital, Inc.                           82,669
                                         9,566    +Argonaut Group, Inc.                                       176,301
                                         2,532     Baldwin & Lyons, Inc. (Class B)                             67,959
                                         3,300     Bristol West Holdings, Inc.                                 60,027
                                         8,045     The Commerce Group, Inc.                                   397,182
                                         4,600    +Danielson Holding Corporation                               31,786
                                         4,200     Direct General Corporation                                 135,492
                                         2,100     Donegal Group Inc. (Class A)                                42,084
                                         2,000    +FPIC Insurance Group, Inc.                                  49,380
                                         6,162     Harleysville Group Inc.                                    116,154
                                         6,300     Infinity Property and Casualty Corporation                 207,900
                                         1,858     The Midland Company                                         55,090
                                         1,100     NYMAGIC, Inc.                                               29,040
                                         2,800    +The Navigators Group, Inc.                                  80,892
                                        21,815    +Ohio Casualty Corporation                                  439,136
                                         8,906     PMA Capital Corporation (Class A)                           80,154
                                         5,956    +Philadelphia Consolidated Holding Corp.                    357,777
                                         8,723    +ProAssurance Corporation                                   297,542
                                         6,454     RLI Corp.                                                  235,571
                                         1,500     Safety Insurance Group, Inc.                                32,130
                                        10,054     Selective Insurance Group, Inc.                            400,954
                                         3,312     State Auto Financial Corporation                           101,745
                                         3,000     United Fire & Casualty Company                             173,250
                                         8,800     Vesta Insurance Group, Inc.                                 56,936
                                                                                                         ------------
                                                                                                            3,804,201
---------------------------------------------------------------------------------------------------------------------
Investment Management                    8,750    +Affiliated Managers Group, Inc.                            440,738
Companies--0.3%                            500     Capital Southwest Corporation                               39,515
                                         2,196     Gabelli Asset Management Inc. (Class A)                     93,330
                                         3,600     Gladstone Capital Corporation                               72,540
                                        10,300     MCG Capital Corporation                                    158,414
                                        10,100     National Financial Partners Corporation                    356,227
                                                                                                         ------------
                                                                                                            1,160,764
---------------------------------------------------------------------------------------------------------------------


34        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Jewelry--Watches &                       4,800     Movado Group, Inc.                                    $     82,800
Gemstones--0.0%
---------------------------------------------------------------------------------------------------------------------
Leisure Time--0.6%                       5,700     Action Performance Companies, Inc.                          85,899
                                        23,800     Callaway Golf Company                                      269,892
                                         1,400     Escalade, Incorporated                                      32,354
                                        10,500    +K2 Inc.                                                    164,850
                                        11,778     Penn National Gaming, Inc.                                 391,030
                                        12,109     SCP Pool Corporation                                       544,905
                                        30,800    +Six Flags, Inc.                                            223,608
                                         2,200    +Steinway Musical Instruments, Inc.                          77,198
                                         6,978     Sturm, Ruger & Company, Inc.                                84,504
                                         6,456    +Vail Resorts, Inc.                                         123,697
                                         4,400    +West Marine, Inc.                                          118,140
                                                                                                         ------------
                                                                                                            2,116,077
---------------------------------------------------------------------------------------------------------------------
Machine Tools--0.1%                     10,992     Lincoln Electric Holdings, Inc.                            374,717
---------------------------------------------------------------------------------------------------------------------
Machinery & Engineering--0.1%            6,807     Applied Industrial Technologies, Inc.                      205,027
---------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural--0.0%            3,913     Lindsay Manufacturing Co.                                   93,990
---------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                4,517    +Astec Industries, Inc.                                      85,055
Handling--0.4%                           9,911     The Manitowoc Co., Inc.                                    335,487
                                         1,487     NACCO Industries, Inc. (Class A)                           141,265
                                        11,124     Stewart & Stevenson Services, Inc.                         199,342
                                        15,643    +Terex Corporation                                          533,896
                                                                                                         ------------
                                                                                                            1,295,045
---------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/                   8,200    +Actuant Corporation (Class A)                              319,718
Specialty--0.9%                          6,900    +EnPro Industries, Inc.                                     158,562
                                        12,600    +FSI International, Inc.                                     98,406
                                         7,057    +Gardner Denver Inc.                                        196,890
                                        16,200     Joy Global Inc.                                            485,028
                                         3,270    +Kadant Inc.                                                 75,635
                                        12,703     Kennametal Inc.                                            581,797
                                         1,900     The Middleby Corporation                                   103,778
                                        17,172    +Milacron Inc.                                               68,688
                                         8,810     Nordson Corporation                                        382,090
                                         6,328     Tecumseh Products Company (Class A)                        260,650
                                         2,737     Tennant Company                                            113,449
                                         3,799     Thomas Industries Inc.                                     126,127
                                         3,093     Woodward Governor Company                                  223,036
                                                                                                         ------------
                                                                                                            3,193,854
---------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &          4,168     CARBO Ceramics Inc.                                        284,466
Service--1.1%                           13,837    +Cal Dive International, Inc.                               419,538
                                         1,688    +Dril-Quip, Inc.                                             31,566
                                        31,900    +Global Industries, Ltd.                                    182,468
                                         4,117     Gulf Island Fabrication, Inc.                               89,051
                                        23,200    +Hanover Compressor Company                                 276,080
                                        15,400     Helmerich & Payne, Inc.                                    402,710
                                         3,000    +Hornbeck Offshore Services, Inc.                            39,210
                                         6,449    +Hydril Company                                             203,144
                                        14,846    +Input/Output, Inc.                                         123,073
                                        39,700    +Key Energy Services, Inc.                                  374,768
                                         2,200     Lufkin Industries, Inc.                                     70,356
                                        27,820    +Newpark Resources, Inc.                                    172,484
                                         8,604    +Oceaneering International, Inc.                            294,687
                                         7,400    +Oil States International, Inc.                             113,220
                                        31,281    +Parker Drilling Company                                    119,493
                                         3,300     RPC, Inc.                                                   52,107
                                         6,108    +SEACOR SMIT Inc.                                           268,324


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             35

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Machinery: Oil Well Equipment &         14,705    +Superior Energy Services, Inc.                        $    147,785
Service (concluded)                      5,326    +Universal Compression Holdings, Inc.                       163,402
                                         9,957    +W-H Energy Services, Inc.                                  195,157
                                                                                                         ------------
                                                                                                            4,023,089
---------------------------------------------------------------------------------------------------------------------
Machinery: Specialty--0.3%               4,900    +Applied Films Corporation                                  142,198
                                         3,300     Cascade Corporation                                        103,125
                                         7,425     Engineered Support Systems, Inc.                           434,437
                                         9,861     Helix Technology Corporation                               210,335
                                        15,098     JLG Industries, Inc.                                       209,711
                                         5,441    +Semitool, Inc.                                              61,592
                                                                                                         ------------
                                                                                                            1,161,398
---------------------------------------------------------------------------------------------------------------------
Manufactured Housing--0.1%              23,327    +Champion Enterprises, Inc.                                 214,142
                                         4,205    +Palm Harbor Homes, Inc.                                     74,555
                                         1,501     Skyline Corporation                                         61,016
                                                                                                         ------------
                                                                                                              349,713
---------------------------------------------------------------------------------------------------------------------
Manufacturing--0.2%                     17,859     Federal Signal Corporation                                 332,356
                                        10,664    +Rayovac Corporation                                        299,658
                                         4,031     Standex International Corporation                          109,643
                                                                                                         ------------
                                                                                                              741,657
---------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &           4,700    +Abaxis, Inc.                                                89,206
Supplies--3.0%                          10,400    +Advanced Medical Optics, Inc.                              442,728
                                         6,650    +Advanced Neuromodulation Systems, Inc.                     218,120
                                        17,200    +Align Technology, Inc.                                     326,800
                                         8,400    +American Medical Systems Holdings, Inc.                    283,080
                                         2,700    +Animas Corporation                                          50,355
                                         6,308     Arrow International, Inc.                                  188,735
                                         8,400    +BioLase Technology, Inc.                                   113,064
                                         5,200    +Bio-Rad Laboratories, Inc. (Class A)                       306,072
                                         4,849    +Biosite Diagnostics Incorporated                           217,817
                                        11,028    +CONMED Corporation                                         302,167
                                        17,100    +Cardiac Science, Inc.                                       41,895
                                        13,800    +Cepheid, Inc.                                              159,252
                                         2,313    +Closure Medical Corporation                                 58,079
                                         7,400    +Conceptus, Inc.                                             83,250
                                         6,269    +Cyberonics, Inc.                                           209,134
                                         4,900    +DJ Orthopedics Incorporated                                112,700
                                         7,300     Diagnostic Products Corporation                            320,762
                                         7,400    +Encore Medical Corporation                                  46,620
                                         1,600    +Exactech, Inc.                                              34,720
                                         4,450    +ICU Medical, Inc.                                          149,209
                                         4,700    +I-Flow Corporation                                          55,742
                                         7,250    +Immucor, Inc.                                              235,988
                                         9,422     Invacare Corp.                                             421,352
                                         3,940    +Inverness Medical Innovations, Inc.                         86,286
                                         6,900    +Kyphon Inc.                                                194,442
                                         2,678     Landauer, Inc.                                             119,599
                                         6,600    +Laserscope                                                 181,830
                                        11,300    +LifeCell Corporation                                       127,577
                                         4,200    +Medical Action Industries Inc.                              77,280
                                        14,844     Mentor Corporation                                         509,001
                                         7,810    +Merit Medical Systems, Inc.                                124,413
                                        10,600    +Microtek Medical Holdings, Inc.                             54,272
                                         4,637    +Molecular Devices Corporation                               82,446
                                         4,200    +NuVasive, Inc.                                              45,822
                                         6,414    +Ocular Sciences, Inc.                                      243,732
                                        12,459    +OraSure Technologies, Inc.                                 121,226
                                        14,000    +OrthoLogic Corp.                                           121,380
                                        17,600    +Orthovita, Inc.                                             90,464
                                        12,998     Owens & Minor, Inc.                                        336,648


36        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Medical & Dental Instruments &          22,373    +PSS World Medical, Inc.                               $    250,578
Supplies (concluded)                     2,700    +Palomar Medical Technologies, Inc.                          45,333
                                         8,714     PolyMedica Corporation                                     270,483
                                        21,600    +STERIS Corporation                                         487,296
                                        10,600    +Sola International Inc.                                    182,638
                                         9,000    +Sonic Innovations, Inc.                                     51,120
                                         4,915    +SonoSite, Inc.                                             117,518
                                         4,683    +SurModics, Inc.                                            115,389
                                        12,900    +Sybron Dental Specialties, Inc.                            385,065
                                        14,429    +Techne Corporation                                         626,940
                                        10,700    +ThermoGenesis Corp.                                         49,434
                                        16,747    +Thoratec Laboratories Corporation                          179,695
                                         5,900    +Urologix, Inc.                                              91,096
                                         4,580    +Ventana Medical Systems, Inc.                              217,687
                                        10,200    +Viasys Healthcare Inc.                                     213,282
                                         1,824     Vital Signs, Inc.                                           52,969
                                         4,338     West Pharmaceutical Services, Inc.                         183,497
                                         8,000    +Wright Medical Group, Inc.                                 284,800
                                           600     Young Innovations, Inc.                                     15,240
                                                                                                         ------------
                                                                                                           10,803,325
---------------------------------------------------------------------------------------------------------------------
Medical Services--0.3%                   3,000    +AMERICA SERVICE GROUP INC.                                 104,250
                                         9,200    +Hanger Orthopedic Group, Inc.                              107,824
                                         8,000    +Magellan Health Services, Inc.                             267,600
                                         4,781     Option Care, Inc.                                           72,958
                                        10,197    +PAREXEL International Corporation                          201,901
                                           700    +ProxyMed, Inc.                                              11,802
                                         6,195    +RehabCare Group, Inc.                                      164,973
                                                                                                         ------------
                                                                                                              931,308
---------------------------------------------------------------------------------------------------------------------
Metal Fabricating--0.8%                  3,500     CIRCOR International, Inc.                                  71,365
                                         9,578     Commercial Metals Company                                  310,806
                                         3,500    +Encore Wire Corporation                                     96,495
                                         9,726     Kaydon Corp.                                               300,825
                                         9,558    +Lone Star Technology                                       263,418
                                        14,763    +Maverick Tube Corporation                                  387,676
                                         5,400    +Metals USA, Inc.                                            96,552
                                         5,565     NN, Inc.                                                    70,731
                                         4,655    +NS Group, Inc.                                              76,528
                                         2,556     Penn Engineering & Manufacturing Corp.                      54,801
                                         5,805     Quanex Corporation                                         282,704
                                         7,013    +RTI International Metals, Inc.                             111,857
                                         8,447     Reliance Steel & Aluminum Co.                              340,583
                                         5,893     Ryerson Tull, Inc.                                          93,581
                                        21,000    +The Shaw Group Inc.                                        212,730
                                         4,158     Valmont Industries, Inc.                                    95,218
                                                                                                         ------------
                                                                                                            2,865,870
---------------------------------------------------------------------------------------------------------------------
Metals & Minerals--                      7,173     AMCOL International Corporation                            135,928
Miscellaneous--0.5%                      5,511    +Brush Engineered Materials Inc.                            104,158
                                         3,959    +Cleveland-Cliffs Inc.                                      223,248
                                         3,300     Compass Minerals International, Inc.                        63,954
                                        31,244    +GrafTech International Ltd.                                326,812
                                        42,100    +Hecla Mining Company                                       239,970
                                         7,153     Minerals Technologies, Inc.                                414,874
                                        10,364    +Stillwater Mining Company                                  155,564
                                           200    +Titanium Metals Corporation                                 18,510
                                                                                                         ------------
                                                                                                            1,683,018
---------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                  12,889     Corn Products International, Inc.                          599,983
Processing--0.2%                         1,800     MGP Ingredients, Inc.                                       69,642
                                                                                                         ------------
                                                                                                              669,625
---------------------------------------------------------------------------------------------------------------------


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             37

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Miscellaneous Health Care--0.1%         13,100    +NeighborCare, Inc.                                    $    410,423
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                5,900    +Ceradyne, Inc.                                             211,043
Commodities--0.2%                        9,779    +Symyx Technologies                                         235,869
                                         6,789     WD-40 Company                                              203,263
                                                                                                         ------------
                                                                                                              650,175
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                8,838    +Insituform Technologies, Inc. (Class A)                    143,794
Processing--0.3%                         6,900    +Metal Management, Inc.                                     136,689
                                         5,655    +Rogers Corporation                                         395,285
                                        27,759     USEC Inc.                                                  243,446
                                                                                                         ------------
                                                                                                              919,214
---------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables--0.0%    9,400    +BE Aerospace, Inc.                                          71,252
---------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies--0.4%            14,971     GenCorp Inc.                                               200,462
                                         7,294     Kaman Corp. (Class A)                                      102,043
                                         8,199     Lancaster Colony Corporation                               341,406
                                         2,600     Raven Industries, Inc.                                      92,378
                                         1,465    +Sequa Corporation (Class A)                                 85,659
                                        13,150     Trinity Industries, Inc.                                   418,039
                                         7,802     Walter Industries, Inc.                                    106,263
                                                                                                         ------------
                                                                                                            1,346,250
---------------------------------------------------------------------------------------------------------------------
Office Furniture & Business              1,000    +General Binding Corporation                                 15,490
Equipment--0.1%                          5,224    +Imagistics International Inc.                              184,930
                                         7,574     Kimball International (Class B)                            111,717
                                        10,640    +Presstek, Inc.                                             111,826
                                         3,400    +TransAct Technologies Incorporated                         107,304
                                                                                                         ------------
                                                                                                              531,267
---------------------------------------------------------------------------------------------------------------------
Offshore Drilling--0.0%                  3,227    +Atwood Oceanics, Inc.                                      134,727
---------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers--2.3%               2,200    +Atlas America, Inc.                                         44,022
                                         4,901     Berry Petroleum Company (Class A)                          144,138
                                         3,700    +Brigham Exploration Company                                 33,966
                                        10,874     Cabot Oil & Gas Corporation (Class A)                      459,970
                                         5,400    +Callon Petroleum Company                                    77,004
                                         7,400    +Cheniere Energy, Inc.                                      144,818
                                        13,700    +Cimarex Energy Co.                                         414,151
                                         2,400    +Clayton Williams Energy, Inc.                               57,360
                                        10,557    +Comstock Resources, Inc.                                   205,439
                                        16,470    +Denbury Resources Inc.                                     345,047
                                         5,700    +Edge Petroleum Corporation                                  96,900
                                         6,200    +Encore Acquisition Company                                 172,980
                                         8,000    +Energy Partners, Ltd.                                      122,400
                                        11,200    +FX Energy, Inc.                                             99,792
                                        15,000    +Forest Oil Corporation                                     409,800
                                        10,315     Frontier Oil Corporation                                   218,575
                                        61,743    +Grey Wolf, Inc.                                            261,790
                                        11,900    +Harvest Natural Resources, Inc.                            177,429
                                         4,583    +The Houston Exploration Company                            237,583
                                        25,872    +Magnum Hunter Resources, Inc.                              268,551
                                         5,900    +McMoRan Exploration Co.                                     91,922
                                        14,111    +The Meridian Resource Corporation                           97,930
                                           500    +PetroCorp Incorporated (Escrow Shares)                           0
                                         6,300    +Petroleum Development Corporation                          172,746
                                        25,490    +Plains Exploration & Production Company                    467,742
                                         8,950    +Plains Resources Inc.                                      151,703
                                         3,943    +Prima Energy Corporation                                   156,025
                                         4,910    +Quicksilver Resources Inc.                                 329,314
                                        24,537     Range Resources Corporation                                358,240
                                         7,420    +Remington Oil & Gas Corporation                            175,112
                                         4,749     Resource America, Inc. (Class A)                           112,076
                                         9,826     St. Mary Land & Exploration Company                        350,297


38        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Oil: Crude Producers                     7,687    +Spinnaker Exploration Company                         $    302,714
(concluded)                              7,678    +Stone Energy Corporation                                   350,731
                                         9,217    +Swift Energy Company                                       203,327
                                         4,500    +Todco                                                       69,615
                                        12,508    +Unit Corporation                                           393,377
                                        18,883     Vintage Petroleum, Inc.                                    320,445
                                         4,600    +Whiting Petroleum Corporation                              115,690
                                                                                                         ------------
                                                                                                            8,210,721
---------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic--0.1%           6,900    +Delta Petroleum Corporation                                 92,805
                                         4,600    +Giant Industries, Inc.                                     101,200
                                        14,200    +KCS Energy, Inc.                                           189,144
                                        16,600    +Mission Resources Corporation                               94,620
                                                                                                         ------------
                                                                                                              477,769
---------------------------------------------------------------------------------------------------------------------
Paints & Coatings--0.2%                 14,176     Ferro Corporation                                          378,216
                                         9,540     H.B. Fuller Company                                        270,936
                                         2,052     Kronos Worldwide, Inc.                                      70,175
                                                                                                         ------------
                                                                                                              719,327
---------------------------------------------------------------------------------------------------------------------
Paper--0.3%                              8,726     Albany International Corp. (Class A)                       292,845
                                         7,398    +Buckeye Technologies Inc.                                   85,077
                                        11,274    +Caraustar Industries, Inc.                                 159,076
                                         5,092     Chesapeake Corporation                                     135,855
                                         9,401     P.H. Glatfelter Company                                    132,366
                                         7,580     Rock-Tenn Company (Class A)                                128,481
                                        15,142     Wausau-Mosinee Paper Corporation                           261,957
                                                                                                         ------------
                                                                                                            1,195,657
---------------------------------------------------------------------------------------------------------------------
Plastics--0.1%                           8,354     Spartech Corporation                                       216,703
---------------------------------------------------------------------------------------------------------------------
Pollution Control &                      2,300     BHA Group Holdings, Inc.                                    87,055
Environmental Services--0.2%            16,300    +Darling International Inc.                                  68,460
                                         3,400    +Duratek, Inc.                                               51,374
                                        12,046    +Headwaters Incorporated                                    312,353
                                         6,867    +Ionics, Inc.                                               193,993
                                         3,000    +TRC Companies, Inc.                                         50,040
                                                                                                         ------------
                                                                                                              763,275
---------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment--0.1%       8,151     Regal-Beloit Corporation                                   181,441
                                         3,911     Woodhead Industries, Inc.                                   60,464
                                                                                                         ------------
                                                                                                              241,905
---------------------------------------------------------------------------------------------------------------------
Printing & Copying Services--0.1%       12,482     Bowne & Co., Inc.                                          197,840
                                         2,400     Schawk, Inc.                                                33,528
                                                                                                         ------------
                                                                                                              231,368
---------------------------------------------------------------------------------------------------------------------
Production Technology                    2,200    +ADE Corporation                                             47,542
Equipment--1.7%                         10,357    +ATMI, Inc.                                                 282,850
                                         4,200    +August Technology Corp.                                     52,668
                                        33,800    +Axcelis Technologies, Inc.                                 420,472
                                        16,088    +Brooks Automation, Inc.                                    324,173
                                        13,256     Cognex Corporation                                         510,091
                                        30,168    +Credence Systems Corporation                               416,318
                                        12,200    +Cymer, Inc.                                                456,768
                                         6,131    +Dionex Corporation                                         338,247
                                         5,708    +DuPont Photomasks, Inc.                                    116,044
                                         9,661    +Electro Scientific Industries, Inc.                        273,503
                                        14,400    +Entegris Inc.                                              166,608
                                         6,990    +Esterline Technologies Corporation                         206,415
                                         7,855    +FEI Company                                                187,813
                                         3,200    +Intevac, Inc.                                               28,384
                                        18,156    +Kulicke and Soffa Industries                               198,990
                                        19,503    +LTX Corporation                                            210,827
                                         8,200     MTS Systems Corporation                                    192,290


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             39

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Production Technology                   11,099    +Mattson Technology, Inc.                              $    133,410
Equipment (concluded)                   12,100    +Mykrolis Corporation                                       210,782
                                         5,562    +Photon Dynamics, Inc.                                      195,059
                                        10,079    +Photronics, Inc.                                           190,896
                                         5,900    +Rofin-Sinar Technologies, Inc.                             149,801
                                         4,473    +Rudolph Technologies, Inc.                                  81,364
                                         6,990    +Ultratech Stepper, Inc.                                    113,797
                                        11,242    +Varian Semiconductor Equipment Associates, Inc.            433,492
                                                                                                         ------------
                                                                                                            5,938,604
---------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous--0.5%          4,681     Advanced Marketing Services, Inc.                           60,432
                                         8,994     Banta Corporation                                          399,424
                                         3,400    +Consolidated Graphics, Inc.                                149,770
                                         1,300     Courier Corporation                                         54,262
                                         4,018    +Information Holdings Inc.                                  109,973
                                         5,882    +Martha Stewart Living Omnimedia, Inc. (Class A)             52,938
                                        44,600    +PRIMEDIA Inc.                                              123,988
                                         4,207    +Playboy Enterprises, Inc.                                   48,843
                                        30,700     The Reader's Digest Association, Inc. (Class A)            490,893
                                         8,800    +Scholastic Corporation                                     263,560
                                         3,300     Thomas Nelson, Inc.                                         75,042
                                                                                                         ------------
                                                                                                            1,829,125
---------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers--0.2%            20,929     Hollinger International Inc.                               351,398
                                         4,900     Journal Communications, Inc.                                92,267
                                        12,233    +Journal Register Co.                                       244,660
                                         2,755     Pulitzer Inc.                                              134,720
                                                                                                         ------------
                                                                                                              823,045
---------------------------------------------------------------------------------------------------------------------
Radio & Television                       1,833    +Beasley Broadcast Group, Inc. (Class A)                     27,422
Broadcasters--0.6%                      16,300    +Cumulus Media Inc. (Class A)                               274,003
                                        16,200    +Emmis Communications Corporation (Class A)                 339,876
                                         1,500    +Fisher Communications, Inc.                                 75,495
                                        13,100     Gray Television, Inc.                                      181,959
                                         5,254     The Liberty Corporation                                    246,675
                                         9,000    +Lin TV Corp. (Class A)                                     190,800
                                         5,400    +Nexstar Broadcasting Group, Inc.                            59,292
                                        20,268    +Paxson Communications Corporation                           65,871
                                        10,171    +Regent Communications, Inc.                                 62,958
                                         5,433    +Saga Communications, Inc. (Class A)                         99,152
                                         3,183    +Salem Communications Corporation (Class A)                  86,355
                                        17,164     Sinclair Broadcast Group, Inc. (Class A)                   176,274
                                        14,584    +Spanish Broadcasting System, Inc. (Class A)                135,777
                                         2,668     World Wrestling Federation Entertainment, Inc.              34,017
                                         7,108    +Young Broadcasting Inc. (Class A)                           93,470
                                                                                                         ------------
                                                                                                            2,149,396
---------------------------------------------------------------------------------------------------------------------
Railroad Equipment--0.1%                   500    +The Greenbrier Companies, Inc.                               9,525
                                        12,739     Wabtec Corporation                                         229,812
                                                                                                         ------------
                                                                                                              239,337
---------------------------------------------------------------------------------------------------------------------
Railroads--0.2%                          6,281     Florida East Coast Industries, Inc.                        242,761
                                         5,150    +Genesee & Wyoming Inc. (Class A)                           122,055
                                        21,876    +Kansas City Southern Industries, Inc.                      339,078
                                         8,902    +RailAmerica, Inc.                                          129,969
                                                                                                         ------------
                                                                                                              833,863
---------------------------------------------------------------------------------------------------------------------
Real Estate--0.3%                        1,500    +Avatar Holdings Inc.                                        62,400
                                         3,800    +Bluegreen Corporation                                       52,440
                                         1,900     Consolidated-Tomoka Land Co.                                71,744
                                         3,700    +First Acceptance Corporation                                25,900
                                         5,700     LNR Property Corp.                                         309,225
                                         1,300    +Reading International, Inc. (Class A)                       11,310
                                         8,000    +Sunterra Corporation                                       100,800


40        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Real Estate                                250    +Tarragon Realty Investors Inc.                        $      3,688
(concluded)                              1,915    +Tejon Ranch Co.                                             66,642
                                         9,278    +Trammell Crow Company                                      130,820
                                         9,900    +WCI Communities, Inc.                                      220,869
                                                                                                         ------------
                                                                                                            1,055,838
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts           10,601     Acadia Realty Trust                                        145,658
(REIT)--5.9%                             6,100     Affordable Residential Communities                         101,260
                                           567    +Alexander's, Inc.                                           95,109
                                         7,056     Alexandria Real Estate Equities, Inc.                      400,640
                                        33,900     American Financial Realty Trust                            484,431
                                        10,197     American Home Mortgage Investment Corp.                    264,408
                                         8,340     Amli Residential Properties Trust                          244,696
                                        15,700     Anthracite Capital, Inc.                                   188,086
                                        14,800     Anworth Mortgage Asset Corporation                         175,824
                                         3,900     Arbor Realty Trust, Inc.                                    77,805
                                         2,800     Ashford Hospitality Trust                                   23,380
                                         5,899     Bedford Property Investors, Inc.                           172,487
                                        12,347     Brandywine Realty Trust                                    335,715
                                        11,450     Capital Automotive                                         335,829
                                        10,800    +Capital Lease Funding, Inc.                                112,320
                                           700     Capital Trust, Inc.                                         18,704
                                         7,200     Capstead Mortgage Corporation                               96,840
                                        19,100     CarrAmerica Realty Corporation                             577,393
                                         8,200     Cedar Shopping Centers Inc.                                 94,218
                                         6,006     Colonial Properties Trust                                  231,411
                                        17,075     Commercial Net Lease Realty                                293,690
                                        17,803     Cornerstone Realty Income Trust, Inc.                      156,132
                                         9,900     Corporate Office Properties Trust                          246,015
                                         3,500     Correctional Properties Trust                              102,375
                                        10,800     Cousins Properties, Inc.                                   355,860
                                         6,927     EastGroup Properties, Inc.                                 233,232
                                         8,680     Entertainment Properties Trust                             310,223
                                        15,040     Equity Inns Inc.                                           139,722
                                         9,300     Equity One, Inc.                                           168,144
                                         8,095     Essex Property Trust, Inc.                                 553,293
                                        16,370    +FelCor Lodging Trust Inc.                                  198,077
                                        14,600     First Industrial Realty Trust, Inc.                        538,448
                                         9,682     Gables Residential Trust                                   328,994
                                         5,700     Getty Realty Corporation                                   143,412
                                         7,739     Glenborough Realty Trust Incorporated                      142,011
                                        11,756     Glimcher Realty Trust                                      260,043
                                         9,500     Government Properties Trust, Inc.                           99,275
                                        13,400     Healthcare Realty Trust, Inc.                              502,232
                                         7,800     Heritage Property Investment Trust                         211,068
                                         8,200     Highland Hospitality Corporation                            82,410
                                        18,500     Highwoods Properties, Inc.                                 434,750
                                        10,820     Home Properties of New York, Inc.                          421,764
                                        22,400     Impac Mortgage Holdings, Inc.                              504,448
                                        14,192     Innkeepers USA Trust                                       146,320
                                        13,600     Investors Real Estate Trust                                141,168
                                        10,504     Keystone Property Trust                                    252,411
                                         8,878     Kilroy Realty Corporation                                  302,740
                                         8,848    +Koger Equity, Inc.                                         204,566
                                         8,000     Kramont Realty Trust                                       128,000
                                         4,500     LTC Properties                                              74,700
                                        62,300    +La Quinta Corporation                                      523,320
                                         9,220     LaSalle Hotel Properties                                   224,968
                                        14,642     Lexington Corporate Properties Trust                       291,522
                                         9,400     Luminent Mortgage Capital, Inc.                            112,800
                                        26,900     MFA Mortgage Investments, Inc.                             239,410
                                         9,900     Maguire Properties, Inc.                                   245,223


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             41

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Real Estate Investment Trusts (REIT)     6,194     Manufactured Home Communities, Inc.                   $    205,579
(concluded)                             24,458    +MeriStar Hospitality Corporation                           167,293
                                         5,929     Mid-America Apartment Communities, Inc.                    224,650
                                         4,500     Mission West Properties Inc.                                54,495
                                         7,529     National Health Investors, Inc.                            204,714
                                        22,059     Nationwide Health Properties, Inc.                         416,915
                                        11,300     Newcastle Investment Corporation                           338,435
                                         9,000     Novastar Financial, Inc.                                   341,640
                                        12,000     OMEGA Healthcare Investors, Inc.                           120,480
                                         6,000     Origen Financial, Inc.                                      47,700
                                         4,308     PS Business Parks, Inc.                                    173,354
                                         4,404     Parkway Properties, Inc.                                   195,758
                                         9,832     Pennsylvania Real Estate Investment Trust                  336,746
                                        13,086     Post Properties, Inc.                                      381,457
                                        13,750     Prentiss Properties Trust                                  460,900
                                         6,675     Price Legacy Corporation                                   123,221
                                         9,000     RAIT Investment Trust                                      221,850
                                         4,700     Ramco-Gershenson Properties Trust                          113,881
                                        12,300     Realty Income Corporation                                  513,234
                                         5,995     Redwood Trust, Inc.                                        333,802
                                         4,822     Saul Centers, Inc.                                         154,834
                                        17,814     Senior Housing Properties Trust                            299,097
                                         4,604     Sovran Self Storage, Inc.                                  175,781
                                         9,319     Summit Properties Inc.                                     238,939
                                         5,343     Sun Communities, Inc.                                      201,164
                                         5,361     Tanger Factory Outlet Centers, Inc.                        209,615
                                        15,608     Taubman Centers, Inc.                                      357,267
                                         7,163     Town & Country Trust                                       180,794
                                         9,700     U.S. Restaurant Properties, Inc.                           147,343
                                         3,727     Universal Health Realty Income Trust                       106,965
                                         5,700     Urstadt Biddle Properties (Class A)                         84,417
                                        13,865     Washington Real Estate Investment Trust                    407,354
                                         7,255     Winston Hotels, Inc.                                        75,089
                                                                                                         ------------
                                                                                                           21,103,743
---------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats--0.4%      5,843     Arctic Cat Inc.                                            160,858
                                         4,407     Coachmen Industries, Inc.                                   70,468
                                        17,799    +Fleetwood Enterprises, Inc.                                258,975
                                         1,450     Marine Products Corp.                                       26,898
                                         9,224     Monaco Coach Corporation                                   259,840
                                        12,884     Thor Industries, Inc.                                      431,099
                                         8,190     Winnebago Industries, Inc.                                 305,323
                                                                                                         ------------
                                                                                                            1,513,461
---------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:               3,753     Electro Rent Corporation                                    39,294
Commercial--0.2%                        15,700     GATX Corporation                                           427,040
                                         3,600    +Marlin Business Services Inc.                               54,108
                                         2,205     McGrath Rentcorp                                            81,475
                                        14,700    +United Rentals, Inc.                                       262,983
                                                                                                         ------------
                                                                                                              864,900
---------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:               7,862     Aaron Rents, Inc.                                          260,547
Consumer--0.2%                           2,200    +Amerco                                                      52,250
                                         8,395    +Dollar Thrifty Automotive Group, Inc.                      230,359
                                         8,678    +Rent-Way, Inc.                                              78,102
                                         4,558    +WESCO International, Inc.                                   83,867
                                                                                                         ------------
                                                                                                              705,125
---------------------------------------------------------------------------------------------------------------------
Restaurants--1.5%                       12,480     Bob Evans Farms, Inc.                                      341,702
                                         1,700    +Buffalo Wild Wings Inc.                                     47,005
                                        15,400     CBRL Group, Inc.                                           475,090
                                        12,350    +CEC Entertainment Inc.                                     364,449
                                        16,000    +CKE Restaurants, Inc.                                      213,280


42        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Restaurants                              6,100    +California Pizza Kitchen, Inc.                        $    116,876
(concluded)                              3,600    +Chicago Pizza & Brewery, Inc.                               54,756
                                         4,100    +Cosi, Inc.                                                  24,477
                                         3,500    +Dave & Buster's, Inc.                                       65,765
                                         6,748     IHOP Corp.                                                 241,308
                                        12,118    +Jack in the Box Inc.                                       359,905
                                        17,300    +Krispy Kreme Doughnuts, Inc.                               330,257
                                         7,096     Landry's Restaurants, Inc.                                 212,099
                                         6,554     Lone Star Steakhouse & Saloon, Inc.                        178,203
                                         8,884    +O'Charley's Inc.                                           152,716
                                         8,208    +P.F. Chang's China Bistro, Inc.                            337,759
                                         9,000    +Panera Bread Company (Class A)                             322,920
                                         4,848    +Papa John's International, Inc.                            143,210
                                        12,377    +RARE Hospitality International, Inc.                       308,187
                                         4,000    +Red Robin Gourmet Burgers                                  109,480
                                        15,400    +Ryan's Restaurant Group Inc.                               243,320
                                        21,114    +Sonic Corp.                                                480,344
                                         7,028    +The Steak 'n Shake Company                                 128,050
                                        11,850     Triarc Companies, Inc. (Class B)                           120,515
                                                                                                         ------------
                                                                                                            5,371,673
---------------------------------------------------------------------------------------------------------------------
Retail--3.8%                             1,700    +1-800 CONTACTS, INC.                                        25,220
                                         7,324    +1-800-FLOWERS.COM, Inc.                                     59,617
                                        14,500    +99 Cents Only Stores                                       221,125
                                         4,600    +A.C. Moore Arts & Crafts, Inc.                             126,546
                                        17,450    +Aeropostale, Inc.                                          469,580
                                         1,900    +America's Car-Mart, Inc.                                    57,057
                                         2,600    +Asbury Automotive Group, Inc.                               39,000
                                         3,310    +bebe stores, inc.                                           66,200
                                         5,600    +Big 5 Sporting Goods Corporation                           146,664
                                         1,900     Blair Corporation                                           54,910
                                         2,000    +Blue Nile, Inc.                                             75,220
                                         3,300     The Bon-Ton Stores, Inc.                                    48,378
                                         6,650    +Brookstone, Inc.                                           133,333
                                         5,979     Brown Shoe Company, Inc.                                   244,720
                                         1,249     The Buckle, Inc.                                            35,284
                                         5,792     Burlington Coat Factory Warehouse Corporation              111,786
                                        13,934    +CSK Auto Corporation                                       238,829
                                         4,650    +Cache, Inc.                                                 62,822
                                         9,800    +Casual Male Retail Group, Inc.                              71,540
                                         6,497     The Cato Corporation (Class A)                             145,858
                                         5,800    +Central Garden & Pet Company                               207,466
                                         4,400    +Charlotte Russe Holding Inc.                                94,072
                                        38,140    +Charming Shoppes, Inc.                                     340,590
                                         5,485    +The Children's Place Retail Stores, Inc.                   129,007
                                        12,728     Christopher & Banks Corporation                            225,413
                                         5,220    +Coldwater Creek Inc.                                       138,173
                                         4,500    +Cole National Corporation (Class A)                        105,075
                                           600    +Conn's, Inc.                                                 9,456
                                         7,976    +Cost Plus, Inc.                                            258,821
                                           500     Deb Shops, Inc.                                             12,030
                                        10,000    +Dick's Sporting Goods, Inc.                                333,500
                                         6,845    +The Dress Barn, Inc.                                       117,186
                                        10,300    +Drugstore.com, Inc.                                         35,947
                                         3,931    +Electronics Boutique Holdings Corp.                        103,543
                                        14,035     Fred's, Inc.                                               310,033
                                         5,000    +GSI Commerce, Inc.                                          48,150
                                         6,600    +GameStop Corporation                                       100,452
                                         2,400    +Gander Mountain Company                                     55,080
                                         7,238    +Genesco Inc.                                               171,034
                                         8,100    +Global Imaging Systems, Inc.                               296,946
                                         6,200     Goody's Family Clothing, Inc.                               64,294


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             43

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Retail                                   5,532    +Group 1 Automotive, Inc.                              $    183,718
(concluded)                              7,439    +Guitar Center, Inc.                                        330,812
                                        11,558    +The Gymboree Corporation                                   177,531
                                         8,200     Hancock Fabrics, Inc.                                      104,550
                                         7,961     Handleman Company                                          184,377
                                         8,850    +Hibbett Sporting Goods, Inc.                               242,048
                                        17,181    +Hot Topic, Inc.                                            352,039
                                        17,498    +Insight Enterprises, Inc.                                  310,764
                                         6,062    +J. Jill Group Inc.                                         143,003
                                         6,205    +Jo-Ann Stores, Inc.                                        182,427
                                         3,550    +Jos. A. Bank Clothiers, Inc.                               111,435
                                         1,647     Lawson Products, Inc.                                       62,833
                                        14,918    +Linens 'n Things, Inc.                                     437,247
                                         4,600     Lithia Motors, Inc.                                        113,988
                                         3,000    +MarineMax, Inc.                                             86,040
                                        11,361    +The Men's Wearhouse, Inc.                                  299,817
                                         3,400    +Overstock.com, Inc.                                        132,872
                                         1,259    +PC Connection, Inc.                                          8,284
                                         3,600    +PC Mall, Inc.                                               67,968
                                         2,800    +The Pantry, Inc.                                            61,040
                                         3,500    +Party City Corporation                                      43,715
                                        23,800    +Payless ShoeSource, Inc.                                   354,858
                                         5,400    +PetMed Express, Inc.                                        43,303
                                         7,916    +Priceline.com Incorporated                                 213,178
                                        11,100    +Restoration Hardware, Inc.                                  81,141
                                         2,300    +Retail Ventures, Inc.                                       17,802
                                           100    +Rush Enterprises, Inc.                                       1,290
                                         3,047     Russ Berrie and Company, Inc.                               59,203
                                         6,254    +School Specialty, Inc.                                     227,083
                                         4,800    +Sharper Image Corporation                                  150,672
                                        11,398    +ShopKo Stores, Inc.                                        161,168
                                         9,200     Sonic Automotive, Inc.                                     203,780
                                         7,426    +The Sports Authority, Inc.                                 266,593
                                         6,100    +Stage Stores, Inc.                                         229,726
                                         7,703     Stamps.com Inc.                                             78,494
                                         6,524    +Stein Mart, Inc.                                           106,080
                                        11,366    +Too Inc.                                                   189,812
                                        11,000    +Tractor Supply Company                                     460,020
                                         7,730    +Trans World Entertainment Corporation                       77,455
                                         7,490    +Tuesday Morning Corporation                                217,210
                                         5,531     United Auto Group, Inc.                                    169,525
                                        14,180    +United Natural Foods, Inc.                                 409,944
                                         6,056    +ValueVision International, Inc. (Class A)                   78,849
                                        18,800    +Zale Corporation                                           512,488
                                                                                                         ------------
                                                                                                           13,536,139
---------------------------------------------------------------------------------------------------------------------
Savings & Loan--2.4%                     6,937     Anchor Bancorp, Inc.                                       183,414
                                           600    +BFC Financial Corporation                                    7,080
                                         3,741     BSB Bancorp, Inc.                                          132,993
                                        23,038     Bank Mutual Corporation                                    251,114
                                        16,242     BankAtlantic Bancorp, Inc. (Class A)                       299,665
                                        10,173    +BankUnited Financial Corporation (Class A)                 262,463
                                         1,800     Berkshire Hills Bancorp, Inc.                               66,780
                                        19,587     Brookline Bancorp, Inc.                                    287,341
                                           500     Charter Financial Corporation                               17,000
                                         1,900     Citizens First Bancorp, Inc.                                45,239
                                         3,864     Coastal Financial Corporation                               56,414
                                        13,526    +Commercial Capital Bancorp, Inc.                           234,947
                                        14,727     Commercial Federal Corporation                             399,102
                                        12,249     Dime Community Bancshares                                  214,113
                                         5,800     Downey Financial Corp.                                     308,850
                                         4,348     Fidelity Bankshares, Inc.                                  154,137


44        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Savings & Loan                           6,212     First Federal Capital Corp.                           $    172,880
(concluded)                              4,226     First Financial Holdings, Inc.                             121,751
                                         3,488     First Indiana Corporation                                   66,446
                                        27,884     First Niagara Financial Group, Inc.                        334,608
                                         3,000     First Place Financial Corp.                                 55,710
                                         4,300     First Republic Bank                                        185,244
                                         7,667     First Sentinel Bancorp Inc.                                157,557
                                         5,600    +FirstFed Financial Corp.                                   232,960
                                        10,050     Flagstar Bancorp, Inc.                                     199,794
                                         5,575     Flushing Financial Corporation                              98,399
                                         3,078     Great Southern Bancorp, Inc.                                90,032
                                         7,117     Harbor Florida Bancshares, Inc.                            195,789
                                         3,400     Horizon Financial Corp.                                     67,660
                                        10,000     Hudson River Bancorp, Inc.                                 170,700
                                         2,700     IBERIABANK Corporation                                     159,786
                                         1,800    +ITLA Capital Corporation                                    73,026
                                         8,100     KNBT Bancorp Inc.                                          135,270
                                        10,060     MAF Bancorp, Inc.                                          429,361
                                           300     NASB Financial Inc.                                         12,162
                                        18,411     Net.B@nk, Inc.                                             201,232
                                         4,667     Northwest Bancorp, Inc.                                    106,874
                                         2,896     OceanFirst Financial Corp.                                  69,359
                                        13,165    +Ocwen Financial Corporation                                158,507
                                         5,041     PFF Bancorp, Inc.                                          187,727
                                         1,800     Partners Trust Financial Group, Inc.                        35,280
                                         1,500     PennFed Financial Services, Inc.                            51,000
                                         9,989     Provident Bancorp, Inc.                                    113,875
                                         1,650     Provident Financial Holdings, Inc.                          39,023
                                        18,700     Provident Financial Services, Inc.                         328,185
                                         2,300     Quaker City Bancorp, Inc.                                  126,362
                                         9,992     Seacoast Financial Services Corporation                    345,723
                                         8,169    +Sterling Financial Corporation                             260,346
                                         8,100     TierOne Corporation                                        174,231
                                         8,561     United Community Financial Corp.                           111,293
                                        10,830     Waypoint Financial Corp.                                   298,800
                                           400     Westfield Financial, Inc.                                    8,136
                                         1,900     Wilshire Financial Services Group Inc.                      17,651
                                                                                                         ------------
                                                                                                            8,513,391
---------------------------------------------------------------------------------------------------------------------
Scientific Equipment &                   7,176    +Bioveris Corporation                                        59,704
Suppliers--0.2%                         13,335    +Newport Corporation                                        215,627
                                        11,535    +Varian Inc.                                                486,200
                                                                                                         ------------
                                                                                                              761,531
---------------------------------------------------------------------------------------------------------------------
Securities Brokerage &                     900     BKF Capital Group, Inc.                                     26,145
Services--0.4%                          14,745     Charter Municipal Mortgage Acceptance Company              289,887
                                        16,500    +Investment Technology Group, Inc.                          211,035
                                        35,900    +Knight Trading Group, Inc.                                 359,718
                                        15,200     LaBranche & Co. Inc.                                       127,984
                                         7,761    +NCO Group, Inc.                                            207,141
                                         5,004     SWS Group, Inc.                                             76,561
                                                                                                         ------------
                                                                                                            1,298,471
---------------------------------------------------------------------------------------------------------------------
Services: Commercial--2.9%               4,563    +4Kids Entertainment, Inc.                                  109,147
                                        12,470     ABM Industries, Inc.                                       242,791
                                         4,005    +AMN Healthcare Services, Inc.                               61,236
                                         7,161    +Administaff, Inc.                                          118,873
                                         5,000    +The Advisory Board Company                                 178,000
                                         3,800     Ambassadors Group, Inc.                                     89,338
                                         3,000     Angelica Corporation                                        75,330
                                        13,700    +autobytel.com inc.                                         124,396
                                         5,001     CDI Corp.                                                  173,035
                                         6,478    +Casella Waste Systems, Inc.                                 85,186


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             45

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Services: Commercial                     5,785     Central Parking Corporation                           $    108,122
(concluded)                             20,953    +Century Business Services, Inc.                             91,355
                                         4,400    +Charles River Associates Incorporated                      136,180
                                         3,886     Chemed Corporation                                         188,471
                                         5,300    +Clark, Inc.                                                 98,315
                                         8,392    +Coinstar, Inc.                                             184,372
                                         4,400    +Cornell Companies, Inc.                                     59,840
                                        11,694    +Corrections Corporation of America                         461,796
                                         5,850    +CoStar Group Inc.                                          268,691
                                         8,300    +Cross Country Healthcare, Inc.                             150,645
                                         6,700    +DiamondCluster International, Inc. (Class A)                58,223
                                         3,200    +Exponent, Inc.                                              85,984
                                        16,700    +Exult Inc.                                                  89,846
                                        14,141    +FTI Consulting, Inc.                                       233,327
                                         2,100    +First Advantage Corporation                                 39,690
                                         4,481    +Forrester Research, Inc.                                    83,571
                                         6,677     G & K Services, Inc. (Class A)                             268,349
                                         2,600    +Gartner Group, Inc. (Class B)                               33,514
                                         3,200    +The Geo Group Inc.                                          65,280
                                         7,000     Gevity HR, Inc.                                            183,330
                                         2,800    +Greg Manning Auctions, Inc.                                 42,840
                                        16,200    +Harris Interactive Inc.                                    108,864
                                         6,358    +Heidrick & Struggles International, Inc.                   188,705
                                         4,000    +Hudson Highland Group, Inc.                                122,640
                                         2,865    +Insurance Auto Auctions, Inc.                               48,705
                                         5,868     Kelly Services, Inc. (Class A)                             174,866
                                         5,800    +kforce.com, Inc.                                            54,752
                                        11,468    +Korn/Ferry International                                   222,135
                                        12,500    +Kroll Inc.                                                 461,000
                                        15,122    +Labor Ready, Inc.                                          234,391
                                         5,404    +MAXIMUS, Inc.                                              191,626
                                        34,005    +MPS Group, Inc.                                            412,141
                                         4,000    +Medical Staffing Network Holdings, Inc.                     25,760
                                         2,854    +MemberWorks Incorporated                                    84,535
                                         5,742    +Midas Group, Inc.                                           99,911
                                         3,100    +Monro Muffler Brake, Inc.                                   75,206
                                        16,323    +Navigant Consulting, Inc.                                  349,965
                                         4,811    +Navigant International, Inc.                                85,588
                                         3,817    +NetRatings, Inc.                                            62,179
                                         2,821    +PDI, Inc.                                                   85,561
                                         9,339    +Pegasus Systems, Inc.                                      122,621
                                        19,110     The Pep Boys--Manny, Moe & Jack                            484,439
                                         4,648    +Pre-Paid Legal Services, Inc.                              110,762
                                         8,216    +Resources Connection, Inc.                                 321,328
                                         6,468     Rollins, Inc.                                              148,829
                                        13,300    +SITEL Corporation                                           56,126
                                         8,600    +The Source Information Management Company                   95,632
                                        21,029    +Spherion Corporation                                       213,234
                                         3,340     StarTek, Inc.                                              119,572
                                        12,689    +TeleTech Holdings, Inc.                                    111,283
                                        18,531    +Tetra Tech, Inc.                                           302,426
                                         3,000     UniFirst Corporation                                        87,270
                                         1,659    +Volt Information Sciences, Inc.                             52,275
                                        14,418    +Waste Connections, Inc.                                    427,638
                                        10,625     Watson Wyatt & Company Holdings                            283,156
                                        14,113    +Wireless Facilities, Inc.                                  138,731
                                         3,700     World Fuel Services Corporation                            166,796
                                                                                                         ------------
                                                                                                           10,519,721
---------------------------------------------------------------------------------------------------------------------


46        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Shipping--0.4%                          15,092     Alexander & Baldwin, Inc.                             $    504,827
                                         4,300    +GulfMark Offshore, Inc.                                     67,854
                                         7,230    +Kirby Corporation                                          281,247
                                         8,898     Overseas Shipholding Group, Inc.                           392,669
                                         1,800    +Seabulk International, Inc.                                 14,850
                                                                                                         ------------
                                                                                                            1,261,447
---------------------------------------------------------------------------------------------------------------------
Shoes--0.4%                              3,800    +Deckers Outdoor Corporation                                112,062
                                         6,133    +The Finish Line, Inc.                                      185,033
                                         1,892     Kenneth Cole Productions, Inc. (Class A)                    64,839
                                         7,896     K-Swiss Inc. (Class A)                                     159,578
                                         2,300    +Shoe Carnival, Inc.                                         34,523
                                         6,555    +Skechers U.S.A., Inc. (Class A)                             85,215
                                         4,012    +Steve Madden, Ltd.                                          80,120
                                        12,935     The Stride Rite Corporation                                142,673
                                           150     Weyco Group, Inc.                                            5,144
                                        14,572     Wolverine World Wide, Inc.                                 382,515
                                                                                                         ------------
                                                                                                            1,251,702
---------------------------------------------------------------------------------------------------------------------
Steel--0.5%                             36,027    +AK Steel Holding Corporation                               189,862
                                        27,700     Allegheny Technologies Incorporated                        499,985
                                         7,426     Carpenter Technology Corporation                           252,855
                                         5,223     Gibraltar Steel Corporation                                171,419
                                        10,100    +Oregon Steel Mills, Inc.                                   148,874
                                         6,250     Schnitzer Steel Industries, Inc. (Class A)                 212,250
                                        13,597    +Steel Dynamics, Inc.                                       389,282
                                         2,000     Steel Technologies Inc.                                     44,160
                                         1,100    +Wheeling-Pittsburgh Corporation                             22,946
                                                                                                         ------------
                                                                                                            1,931,633
---------------------------------------------------------------------------------------------------------------------
Synthetic Fibers--0.0%                  14,018     Wellman, Inc.                                              113,966
---------------------------------------------------------------------------------------------------------------------
Telecommunications                       4,100     Applied Signal Technology, Inc.                            143,705
Equipment--0.5%                         25,400    +Arris Group Inc.                                           150,876
                                         6,885    +Audiovox Corporation (Class A)                             116,219
                                         8,569     Belden Inc.                                                183,634
                                        12,334    +C-COR.net Corp.                                            126,917
                                             8    +CycleLogic, Inc.                                                 1
                                         1,200    +INTAC International Inc.                                    14,448
                                        17,400    +InterDigital Communications Corporation                    327,294
                                         5,700    +MasTec, Inc.                                                30,951
                                        21,077    +Powerwave Technologies, Inc.                               162,293
                                        17,800    +SBA Communications Corporation                              79,210
                                         6,380     SpectraLink Corporation                                     95,062
                                        14,900    +SymmetriCom, Inc.                                          132,610
                                        22,176    +Terayon Communication Systems, Inc.                         51,892
                                         7,900    +WilTel Communications Group, Inc.                                0
                                                                                                         ------------
                                                                                                            1,615,112
---------------------------------------------------------------------------------------------------------------------
Textile Products--0.1%                   8,100    +DHB Capital Group Inc.                                     122,958
                                        14,621    +Interface, Inc.                                            127,641
                                                                                                         ------------
                                                                                                              250,599
---------------------------------------------------------------------------------------------------------------------
Textiles Apparel                         1,000    +Carter's, Inc.                                              29,110
Manufacturers--0.7%                      2,200     Cherokee Inc.                                               55,198
                                         3,585    +Guess?, Inc.                                                57,719
                                         3,500    +Hartmarx Corporation                                        22,050
                                         9,082     Kellwood Co.                                               395,521
                                         6,400    +Maxwell Shoe Company Inc. (Class A)                        148,736
                                         3,702     OshKosh B'Gosh, Inc. (Class A)                              92,439
                                         4,442     Oxford Industries, Inc.                                    193,494
                                         2,900    +Perry Ellis International, Inc.                             73,254
                                         8,054     Phillips-Van Heusen Corporation                            155,040
                                        18,450    +Quiksilver, Inc.                                           439,295


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             47

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Textiles Apparel Manufacturers          11,017     Russell Corporation                                   $    197,865
(concluded)                              9,187    +Vans, Inc.                                                 188,793
                                        14,200    +Warnaco Group, Inc.                                        302,034
                                                                                                         ------------
                                                                                                            2,350,548
---------------------------------------------------------------------------------------------------------------------
Tires & Rubber--0.3%                     3,674     Bandag, Incorporated                                       163,603
                                        23,400     Cooper Tire & Rubber Company                               538,200
                                        50,400    +The Goodyear Tire & Rubber Company                         458,136
                                                                                                         ------------
                                                                                                            1,159,939
---------------------------------------------------------------------------------------------------------------------
Tobacco--0.3%                           14,955     DIMON Incorporated                                          85,543
                                         6,120     Schweitzer-Manduit International, Inc.                     187,456
                                         3,100     Standard Commercial Corporation                             55,955
                                        13,700    +Star Scientific, Inc.                                       54,252
                                         8,656     Universal Corporation                                      440,937
                                         9,709     Vector Group Ltd.                                          152,917
                                                                                                         ------------
                                                                                                              977,060
---------------------------------------------------------------------------------------------------------------------
Toys--0.1%                               9,661    +JAKKS Pacific, Inc.                                        200,852
                                         8,000    +Leapfrog Enterprises, Inc.                                 159,120
                                                                                                         ------------
                                                                                                              359,972
---------------------------------------------------------------------------------------------------------------------
Transportation--                         1,300    +Hub Group, Inc. (Class A)                                   44,330
Miscellaneous--0.2%                     31,900    +Laidlaw International, Inc.                                413,424
                                         9,200    +Pacer International, Inc.                                  170,200
                                         2,900     Quixote Corporation                                         58,145
                                         6,181    +SCS Transportation, Inc.                                   163,117
                                         1,900    +U.S. Xpress Enterprises, Inc. (Class A)                     29,887
                                                                                                         ------------
                                                                                                              879,103
---------------------------------------------------------------------------------------------------------------------
Truckers--0.9%                           7,341     Arkansas Best Corporation                                  241,666
                                         6,400    +Central Freight Lines, Inc.                                 51,200
                                         2,900    +Covenant Transport, Inc. (Class A)                          49,561
                                         6,288    +Forward Air Corporation                                    235,171
                                        11,320     Heartland Express, Inc.                                    309,715
                                         8,050    +Knight Transportation, Inc.                                231,277
                                         9,908    +Landstar System, Inc.                                      523,836
                                         1,300    +Marten Transport, Ltd.                                      24,245
                                         5,450    +Old Dominion Freight Line, Inc.                            160,666
                                        10,300     Overnite Corporation                                       302,820
                                         1,200    +P.A.M. Transportation Services, Inc.                        22,920
                                        14,700    +Swift Transportation Co., Inc.                             263,865
                                        10,202     USF Corporation                                            358,396
                                        14,200     Werner Enterprises, Inc.                                   299,620
                                                                                                         ------------
                                                                                                            3,074,958
---------------------------------------------------------------------------------------------------------------------
Utilities: Cable Television &
Radio--0.0%                             18,700    +Mediacom Communications Corporation                        146,234
---------------------------------------------------------------------------------------------------------------------
Utilities: Electrical--1.3%             16,675     Avista Corporation                                         307,154
                                        11,100     Black Hills Corporation                                    349,650
                                         5,189     CH Energy Group, Inc.                                      240,977
                                        51,800    +CMS Energy Corporation                                     472,934
                                         3,903     Central Vermont Public Service Corporation                  79,972
                                        15,767     Cleco Corporation                                          283,491
                                        23,500     Duquesne Light Holdings Inc.                               453,785
                                        17,508    +El Paso Electric Company                                   270,324
                                         9,668     Empire District Electric Company                           194,423
                                        13,400     IDAcorp Inc.                                               361,800
                                         5,645     MGE Energy, Inc.                                           184,196
                                         8,486     Otter Tail Company                                         227,934
                                        21,679     PNM Resources Inc.                                         450,262
                                        38,877    +Sierra Pacific Resources                                   299,742


48        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Schedule of Investments (continued)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Utilities: Electrical                    4,900     UIL Holdings Corporation                              $    238,581
(concluded)                             11,283     UniSource Energy Corporation                               280,383
                                                                                                         ------------
                                                                                                            4,695,608
---------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors--1.4%       17,038     Atmos Energy Corporation                                   436,173
                                         5,322     Cascade Natural Gas Corporation                            117,457
                                         2,400     EnergySouth, Inc.                                           96,048
                                         6,448     The Laclede Group, Inc.                                    176,740
                                        13,600     NICOR, Inc.                                                461,992
                                         7,683     NUI Corporation                                            112,172
                                         9,974     New Jersey Resources Corporation                           414,719
                                        10,199     Northwest Natural Gas Company                              311,070
                                        11,600     Peoples Energy Corporation                                 488,940
                                        11,800     Piedmont Natural Gas Company, Inc.                         503,860
                                         4,966     South Jersey Industries, Inc.                              218,504
                                        19,602    +Southern Union Company                                     413,210
                                        10,890     Southwest Gas Corporation                                  262,776
                                        13,224    +Southwestern Energy Company                                379,132
                                        14,900     WGL Holdings Inc.                                          427,928
                                                                                                         ------------
                                                                                                            4,820,721
---------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines--0.0%           5,631    +TransMontaigne Inc.                                         30,295
---------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous--0.1%          64,800    +Aquila, Inc.                                               230,688
---------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications--0.8%      3,700    +Airgate PCS, Inc.                                           67,710
                                        18,700    +Alamosa Holdings, Inc.                                     137,445
                                           400    +Alaska Communications Systems Holdings, Inc.                 2,440
                                         5,200    +Arch Wireless, Inc.                                        148,148
                                         6,121    +Boston Communications Group, Inc.                           62,740
                                         5,755     CT Communications, Inc.                                     86,613
                                         1,626    +Centennial Communications Corp.                             11,626
                                        76,000    +Cincinnati Bell Inc.                                       337,440
                                         7,933    +Commonwealth Telephone Enterprises, Inc.                   355,160
                                         4,300     D&E Communications, Inc.                                    57,706
                                        30,700    +Dobson Communications Corporation (Class A)                 98,547
                                        15,039    +General Communication, Inc. (Class A)                      119,410
                                         4,492    +Golden Telecom, Inc.                                       126,405
                                         5,700    +Intrado Inc.                                                91,713
                                           900    +ITC^DeltaCom, Inc.                                           5,013
                                         1,500    +Metrocall Holdings Inc.                                    100,455
                                         4,421     North Pittsburgh Systems, Inc.                              88,641
                                        17,000    +PTEK Holdings, Inc.                                        196,010
                                        14,389    +Price Communications Corporation                           212,382
                                        26,300    +Primus Telecommunications Group, Incorporated              133,604
                                         1,300     Shenandoah Telecommunications Company                       35,100
                                         4,600     SureWest Communications                                    145,360
                                        11,433    +TALK America Holdings, Inc.                                 87,691
                                        17,500    +Time Warner Telecom, Inc. (Class A)                         73,325
                                         8,200    +Triton PCS Holdings, Inc. (Class A)                         35,752
                                        27,300    +UbiquiTel Inc.                                             115,206
                                                                                                         ------------
                                                                                                            2,931,642
---------------------------------------------------------------------------------------------------------------------
Utilities: Water--0.2%                   4,985     American States Water Company                              115,851
                                         5,296     California Water Service Group                             145,905
                                         2,589     Connecticut Water Service, Inc.                             66,434
                                         3,282     Middlesex Water Company                                     63,605
                                         1,974     SJW Corp.                                                   67,116
                                         8,126     Southwest Water Company                                    101,738
                                                                                                         ------------
                                                                                                              560,649
---------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade--0.0%    5,250    +Central European Distribution Corporation                  136,028


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             49

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                Master Small Cap Index Series

                                        Shares
Industry@                                 Held     Common Stocks                                             Value
=====================================================================================================================
Wholesalers--0.2%                        7,100    +Brightpoint, Inc.                                     $     97,625
                                         3,200    +LKQ Corporation                                             59,296
                                        11,269    +United Stationers, Inc.                                    447,605
                                                                                                         ------------
                                                                                                              604,526
---------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks
                                                   (Cost--$289,360,491)--95.2%                            339,603,674
=====================================================================================================================

                                   Face Amount     Fixed Income Securities
=====================================================================================================================
Construction                           $13,050     Brookfield Homes Corporation, 12% due 6/30/2020             13,474
---------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed Income Securities
                                                   (Cost--$13,050)--0.0%                                       13,474
=====================================================================================================================

                           Beneficial Interest     Short-Term Securities
=====================================================================================================================
                                   $14,258,375     Merrill Lynch Liquidity Series, LLC Cash Sweep I (a)    14,258,375
                                     8,999,450     Merrill Lynch Liquidity Series, LLC Money Market
                                                   Series (a)(b)                                            8,999,450
---------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost--$23,257,825)--6.5%                               23,257,825
=====================================================================================================================
Total Investments (Cost--$312,631,366)--101.7%                                                            362,874,973

Liabilities in Excess of Other Assets--(1.7%)                                                              (6,119,674)
                                                                                                         ------------
Net Assets--100.0%                                                                                       $356,755,299
                                                                                                         ============

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                           $(25,933,154)     $100,163
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                           $  2,161,324      $ 29,270
      Merrill Lynch Premier Institutional Fund         (2,279,374)     $  8,136
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
+     Non-income producing security.
@ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      Financial futures contracts purchased as of June 30, 2004 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration        Face         Unrealized
      Contracts        Issue              Date           Value             Gains
      --------------------------------------------------------------------------
         52            Russell         September
                       2000 Index         2004        $14,917,839       $483,261
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


50        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Statement of Assets and Liabilities                Master Small Cap Index Series

As of June 30, 2004
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $8,661,247) (identified
                        cost--$289,373,541) ..............................................                     $ 339,617,148
                       Investments in affiliated securities, at value (identified
                        cost--$23,257,825) ...............................................                        23,257,825
                       Cash ..............................................................                         7,944,300
                       Cash on deposit for financial futures contracts ...................                           700,000
                       Receivables:
                          Contributions ..................................................    $   1,927,170
                          Securities sold ................................................          963,431
                          Dividends ......................................................          317,620
                          Variation margin ...............................................          100,091
                          Interest from affiliates .......................................           12,035
                          Securities lending--net ........................................            5,614        3,325,961
                                                                                              -------------
                       Prepaid expenses and other assets .................................                            24,543
                                                                                                               -------------
                       Total assets ......................................................                       374,869,777
                                                                                                               -------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .........................                         8,999,450
                       Payables:
                          Securities purchased ...........................................        8,684,698
                          Withdrawals ....................................................          336,709
                          Other affiliates ...............................................            3,613
                          Investment adviser .............................................              480        9,025,500
                                                                                              -------------
                       Accrued expenses and other liabilities ............................                            89,528
                                                                                                               -------------
                       Total liabilities .................................................                        18,114,478
                                                                                                               -------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets ........................................................                     $ 356,755,299
                                                                                                               =============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ................................................                     $ 306,028,431
                       Unrealized appreciation on investments--net .......................                        50,726,868
                                                                                                               -------------
                       Net Assets ........................................................                     $ 356,755,299
                                                                                                               =============

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             51

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                            Master Small Cap Index Series

For the Six Months Ended June 30, 2004
============================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $623 foreign withholding tax) ...................                     $   1,414,715
                       Interest (including $100,163 from affiliates) .....................                           100,424
                       Securities lending--net ...........................................                            37,406
                                                                                                               -------------
                       Total income ......................................................                         1,552,545
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Professional fees .................................................    $      53,217
                       Custodian fees ....................................................           35,717
                       Accounting services ...............................................           25,283
                       Investment advisory fees ..........................................           17,354
                       Trustees' fees and expenses .......................................            1,690
                       Printing and shareholder reports ..................................              479
                       Other .............................................................            3,760
                                                                                              -------------
                       Total expenses before reimbursement ...............................          137,500
                       Reimbursement of expenses .........................................           (2,910)
                                                                                              -------------
                       Total expenses after reimbursement ................................                           134,590
                                                                                                               -------------
                       Investment income--net ............................................                         1,417,955
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Gain on Investments--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .................................                        13,745,956
                       Change in unrealized appreciation on investments--net .............                         6,500,865
                                                                                                               -------------
                       Total realized and unrealized gain on investments .................                        20,246,821
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations ..............                     $  21,664,776
                                                                                                               =============

      See Notes to Financial Statements.


52        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                                For the Six       For the
                                                                                               Months Ended      Year Ended
                                                                                                 June 30,       December 31,
Increase (Decrease) in Net Assets:                                                                 2004             2003
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $   1,417,955    $   2,565,223
                       Realized gain on investments--net .................................       13,745,956          459,569
                       Change in unrealized appreciation on investments--net .............        6,500,865       85,865,588
                                                                                              ------------------------------
                       Net increase in net assets resulting from operations ..............       21,664,776       88,890,380
                                                                                              ------------------------------
============================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .......................................      188,873,587       87,919,756
                       Fair value of withdrawals .........................................     (189,442,529)     (23,066,142)
                                                                                              ------------------------------
                       Net increase (decrease) in net assets derived from capital
                        transactions .....................................................         (568,942)      64,853,614
                                                                                              ------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ......................................       21,095,834      153,743,994
                       Beginning of period ...............................................      335,659,465      181,915,471
                                                                                              ------------------------------
                       End of period .....................................................    $ 356,755,299    $ 335,659,465
                                                                                              ==============================

      See Notes to Financial Statements.


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             53

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                               Master Small Cap Index Series

                                                                     For the Six                 For the Year Ended
                                                                     Months Ended                    December 31,
The following ratios have been derived                                 June 30,    ------------------------------------------------
from information provided in the financial statements.                   2004         2003         2002          2001         2000+
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................          6.65%@       47.11%      (20.19%)        2.37%          --
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .........           .08%*         .09%         .08%          .08%         .09%
                       Expenses ...............................           .08%*         .10%         .14%          .13%         .13%
                       Investment income--net .................           .81%*        1.13%        1.26%         1.45%        1.90%
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)      $356,755      $335,659     $181,915      $182,968     $169,244
                       Portfolio turnover .....................         28.89%        28.57%       39.00%        48.50%       50.51%

*     Annualized.
+ Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
@     Aggregate total investment return.

      See Notes to Financial Statements.


54        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Notes to Financial Statements                      Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision by the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             55

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)          Master Small Cap Index Series

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finders', lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


56        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

Notes to Financial Statements (concluded)          Master Small Cap Index Series

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which other expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable. FAM reimbursed the Series for additional expenses of $2,910.

Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of June 30, 2004, the Series lent securities with a value of $550,755 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market Series advised by FAM or its affiliates. For the six months ended June 30, 2004, MLIM, LLC received $16,059 in securities lending agent fees from the Series.

For the six months ended June 30, 2004, the Series reimbursed FAM $3,620 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $122,579,964 and $93,985,711, respectively.

Net realized gains for the six months ended June 30, 2004 and net unrealized appreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                    Realized         Unrealized
                                                      Gains         Appreciation
--------------------------------------------------------------------------------
Long-term investments ....................        $10,674,865        $50,243,607
Financial futures contracts ..............          3,071,091            483,261
                                                  ------------------------------
Total ....................................        $13,745,956        $50,726,868
                                                  ==============================

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $47,039,355, of which $66,042,584 related to appreciated securities and $19,003,229 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $315,835,618.

4. Short-Term Borrowings:

The Series, along with certain other Series managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.


          MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004             57

[LOGO] Merrill Lynch Investment Managers

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


58        MERRILL LYNCH SMALL CAP INDEX FUND        JUNE 30, 2004

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                #Index 3 -- 6/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust


        By: /s/ Terry K. Glenn
            ---------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

        Date: August 13, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ---------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

        Date: August 13, 2004


        By: /s/ Donald C. Burke
            ---------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

        Date: August 13, 2004